As filed with the Securities and Exchange Commission on May 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis & Wiley Funds
 (Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
 (Address of principal executive offices) (Zip code)

Anna Marie Lopez
Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
 (Name and address of agent for service)

Copy to:

Maureen A. Miller, Esq.
Joseph M. Mannon, Esq.
Vedder Price P.C.
222 North LaSalle Street, 26th Floor
Chicago, Illinois  60601

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments - March 31, 2018
Hotchkis & Wiley Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.79%	Held	Value
CONSUMER DISCRETIONARY - 12.04%
Auto Components - 2.44%
Adient PLC	11,174	$667,758
The Goodyear Tire & Rubber Company	34,800	924,984
Magna International, Inc.	18,500	1,042,475
		2,635,217
Automobiles - 3.03%
General Motors Company	67,600	2,456,584
Harley-Davidson, Inc.	19,000	814,720
		3,271,304
Media - 6.01%
CBS Corp.	24,900	1,279,611
Comcast Corp.	43,700	1,493,229
Discovery Communications, Inc. - Class A (a) (l)	67,100	1,437,953
Discovery Communications, Inc. - Class C (a)	65,700	1,282,464
The Interpublic Group of Companies, Inc.	22,500	518,175
Omnicom Group, Inc.	6,600	479,622
		6,491,054
Specialty Retail - 0.56%
Bed Bath & Beyond, Inc.	28,600	600,314
TOTAL CONSUMER DISCRETIONARY		12,997,889

CONSUMER STAPLES - 4.61%
Beverages - 1.30%
PepsiCo, Inc.	12,900	1,408,035

Food Products - 1.62%
Kellogg Company	9,800	637,098
Mondelez International, Inc.	26,600	1,110,018
		1,747,116
Personal Products - 1.69%
Unilever PLC - ADR	32,800	1,822,368
TOTAL CONSUMER STAPLES		4,977,519

ENERGY - 14.32%
Energy Equipment & Services - 1.31%
National Oilwell Varco, Inc.	38,400	1,413,504

Oil, Gas & Consumable Fuels - 13.01%
Andeavor	12,200	1,226,832
Apache Corp.	88,500	3,405,480
Hess Corp.	52,700	2,667,674
Kosmos Energy Ltd. (a)	75,900	478,170
Marathon Oil Corp.	197,600	3,187,288
Murphy Oil Corp.	52,600	1,359,184
Royal Dutch Shell PLC - ADR	26,962	1,720,445
		14,045,073
TOTAL ENERGY		15,458,577

FINANCIALS - 27.68%
Banks - 13.21%
Bank of America Corp.	86,622	2,597,794
CIT Group, Inc.	12,200	628,300
Citigroup, Inc.	55,974	3,778,245
Citizens Financial Group, Inc.	31,900	1,339,162
JPMorgan Chase & Company	17,000	1,869,490
Wells Fargo & Company	77,234	4,047,834
		14,260,825
Capital Markets - 3.42%
The Bank of New York Mellon Corp.	10,600	546,218
The Goldman Sachs Group, Inc.	5,800	1,460,788
Morgan Stanley	11,300	609,748
State Street Corp.	10,800	1,077,084
		3,693,838
Consumer Finance - 4.59%
Ally Financial, Inc.	30,100	817,215
Capital One Financial Corp.	26,400	2,529,648
Discover Financial Services	22,400	1,611,232
		4,958,095

Insurance - 6.46%
American International Group, Inc.	98,400	5,354,928
The Travelers Companies, Inc.	11,700	1,624,662
		6,979,590
TOTAL FINANCIALS		29,892,348

HEALTH CARE - 8.89%
Biotechnology - 0.73%
Biogen, Inc. (a)	2,900	794,078

Health Care Equipment & Supplies - 3.81%
Koninklijke Philips NV	50,599	1,938,448
Medtronic PLC	20,682	1,659,110
Zimmer Biomet Holdings, Inc.	4,700	512,488
		4,110,046
Health Care Providers & Services - 1.50%
Anthem, Inc.	7,400	1,625,780

Pharmaceuticals - 2.85%
GlaxoSmithKline PLC - ADR	42,500	1,660,475
Sanofi - ADR	35,300	1,414,824
		3,075,299
TOTAL HEALTH CARE		9,605,203

INDUSTRIALS - 9.63%
Aerospace & Defense - 0.44%
Embraer SA - ADR	18,400	478,400

Building Products - 2.28%
Johnson Controls International PLC	69,647	2,454,360

Electrical Equipment - 1.00%
Eaton Corp. PLC	13,500	1,078,785

Industrial Conglomerates - 1.50%
General Electric Company	120,200	1,620,296

Machinery - 4.41%
CNH Industrial NV	169,800	2,105,520
Cummins, Inc.	13,100	2,123,379
PACCAR, Inc.	8,100	535,977
		4,764,876
TOTAL INDUSTRIALS		10,396,717

INFORMATION TECHNOLOGY - 16.91%
Communications Equipment - 2.71%
Telefonaktiebolaget LM Ericsson - ADR (l)	457,300	2,926,720

Electronic Equipment, Instruments & Components - 2.84%
Corning, Inc.	87,400	2,436,712
TE Connectivity Ltd.	6,300	629,370
		3,066,082
IT Services - 0.56%
Teradata Corp. (a)	15,400	610,918

Software - 6.29%
Microsoft Corp.	35,300	3,221,831
Oracle Corp.	78,000	3,568,500
		6,790,331
Technology Hardware, Storage & Peripherals - 4.51%
Hewlett Packard Enterprise Company	277,400	4,865,596
TOTAL INFORMATION TECHNOLOGY		18,259,647

MATERIALS - 1.29%
Containers & Packaging - 1.29%
International Paper Company	26,000	1,389,180
TOTAL MATERIALS		1,389,180

TELECOMMUNICATION SERVICES - 2.32%
Wireless Telecommunication Services - 2.32%
Vodafone Group PLC - ADR	90,063	2,505,553
TOTAL TELECOMMUNICATION SERVICES		2,505,553

UTILITIES - 2.10%
Electric Utilities - 2.10%
PPL Corp.	38,800	1,097,652
The Southern Company	26,100	1,165,626
TOTAL UTILITIES		2,263,278

Total common stocks (Cost $122,107,394)		107,745,911
Total long-term investments (Cost $122,107,394)		107,745,911

COLLATERAL FOR SECURITIES ON LOAN - 3.07%
Money Market Funds - 3.07%
Invesco Government & Agency Portfolio - Institutional Class, 1.55%^	3,316,406	3,316,406
Total collateral for securities on loan (Cost $3,316,406)		3,316,406

	Principal
SHORT-TERM INVESTMENTS - 0.41%	Amount
Time Deposits - 0.41%
Citigroup, Inc., 1.05%, 04/02/2018*	$438,145	438,145
Total short-term investments (Cost $438,145)		438,145

Total investments - 103.27% (Cost $125,861,945)		111,500,462

Liabilities in excess of other assets - (3.27)%		(3,525,827)

Net assets - 100.00%		$107,974,635

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on a loan. The total market value of securities on loan was $3,273,505. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of March 31, 2018.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2018
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.79%	Held	Value
CONSUMER DISCRETIONARY - 11.35%
Auto Components - 2.04%
Adient PLC	47,191	$2,820,134
Magna International, Inc.	83,300	4,693,955
		7,514,089
Automobiles - 3.05%
General Motors Company	231,800	8,423,612
Harley-Davidson, Inc.	65,600	2,812,928
		11,236,540
Media - 5.59%
CBS Corp.	84,800	4,357,872
Comcast Corp.	148,000	5,057,160
Discovery Communications, Inc. - Class A (a) (l)	230,000	4,928,900
Discovery Communications, Inc. - Class C (a)	229,800	4,485,696
The Interpublic Group of Companies, Inc.	76,800	1,768,704
		20,598,332
Specialty Retail - 0.67%
Bed Bath & Beyond, Inc.	118,300	2,483,117
TOTAL CONSUMER DISCRETIONARY		41,832,078

CONSUMER STAPLES - 4.02%
Beverages - 1.31%
PepsiCo, Inc.	44,200	4,824,430

Food Products - 1.03%
Mondelez International, Inc.	91,000	3,797,430

Personal Products - 1.68%
Unilever PLC - ADR	111,300	6,183,828
TOTAL CONSUMER STAPLES		14,805,688

ENERGY - 14.38%
Energy Equipment & Services - 1.30%
National Oilwell Varco, Inc.	130,600	4,807,386

Oil, Gas & Consumable Fuels - 13.08%
Andeavor	41,900	4,213,464
Apache Corp.	275,600	10,605,088
Hess Corp.	166,600	8,433,292
Marathon Oil Corp.	665,300	10,731,289
Murphy Oil Corp.	279,800	7,230,032
Royal Dutch Shell PLC - ADR	109,172	6,966,265
		48,179,430
TOTAL ENERGY		52,986,816

FINANCIALS - 27.39%
Banks - 13.26%
Bank of America Corp.	296,649	8,896,503
Citigroup, Inc.	198,688	13,411,440
Citizens Financial Group, Inc.	86,800	3,643,864
JPMorgan Chase & Company	73,400	8,071,798
Wells Fargo & Company	282,663	14,814,368
		48,837,973
Capital Markets - 3.17%
The Goldman Sachs Group, Inc.	26,800	6,749,848
State Street Corp.	49,500	4,936,635
		11,686,483
Consumer Finance - 4.40%
Capital One Financial Corp.	99,800	9,562,836
Discover Financial Services	92,400	6,646,332
		16,209,168
Insurance - 6.56%
American International Group, Inc.	337,300	18,355,866
The Travelers Companies, Inc.	41,900	5,818,234
		24,174,100
TOTAL FINANCIALS		100,907,724

HEALTH CARE - 9.04%
Health Care Equipment & Supplies - 4.55%
Koninklijke Philips NV	206,505	7,911,207
Medtronic PLC	70,900	5,687,598
Zimmer Biomet Holdings, Inc.	29,100	3,173,064
		16,771,869

Health Care Providers & Services - 1.46%
Anthem, Inc.	24,500	5,382,650

Pharmaceuticals - 3.03%
GlaxoSmithKline PLC - ADR	163,500	6,387,945
Sanofi - ADR	119,000	4,769,520
		11,157,465
TOTAL HEALTH CARE		33,311,984

INDUSTRIALS - 9.90%
Aerospace & Defense - 0.67%
Embraer SA - ADR	95,500	2,483,000

Building Products - 2.46%
Johnson Controls International PLC	257,219	9,064,398

Construction & Engineering - 0.53%
Fluor Corp.	33,900	1,939,758

Industrial Conglomerates - 1.51%
General Electric Company	412,700	5,563,196

Machinery - 4.73%
CNH Industrial NV	584,000	7,241,600
Cummins, Inc.	52,100	8,444,889
PACCAR, Inc.	26,600	1,760,122
		17,446,611
TOTAL INDUSTRIALS		36,496,963

INFORMATION TECHNOLOGY - 17.68%
Communications Equipment - 4.14%
ARRIS International PLC (a)	162,400	4,314,968
Telefonaktiebolaget LM Ericsson - ADR (l)	1,709,000	10,937,600
		15,252,568
Electronic Equipment, Instruments & Components - 2.24%
Corning, Inc.	295,700	8,244,116

Software - 6.78%
Microsoft Corp.	130,900	11,947,243
Oracle Corp.	285,500	13,061,625
		25,008,868
Technology Hardware, Storage & Peripherals - 4.52%
Hewlett Packard Enterprise Company	949,300	16,650,722
TOTAL INFORMATION TECHNOLOGY		65,156,274

MATERIALS - 1.75%
Containers & Packaging - 1.75%
International Paper Company	120,900	6,459,687
TOTAL MATERIALS		6,459,687

TELECOMMUNICATION SERVICES - 2.74%
Wireless Telecommunication Services - 2.74%
Vodafone Group PLC - ADR	362,244	10,077,628
TOTAL TELECOMMUNICATION SERVICES		10,077,628

UTILITIES - 1.54%
Electric Utilities - 1.54%
PPL Corp.	130,700	3,697,503
The Southern Company	44,200	1,973,972
TOTAL UTILITIES		5,671,475

Total common stocks (Cost $398,346,571)		367,706,317
Total long-term investments (Cost $398,346,571)		367,706,317

COLLATERAL FOR SECURITIES ON LOAN - 2.38%
Money Market Funds - 2.38%
Invesco Government & Agency Portfolio - Institutional Class, 1.55%^	8,780,872	8,780,872
Total collateral for securities on loan (Cost $8,780,872)		8,780,872

	Principal
SHORT-TERM INVESTMENTS - 1.05%	Amount
Time Deposits - 1.05%
JPMorgan Chase & Company, 1.05%, 04/02/2018*	$3,862,828	3,862,828
Total short-term investments (Cost $3,862,828)		3,862,828

Total investments - 103.22% (Cost $410,990,271)		380,350,017

Liabilities in excess of other assets - (3.22)%		(11,868,266)

Net assets - 100.00%		$368,481,751

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on a loan. The total market value of securities on loan was $8,668,844. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of March 31, 2018.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2018
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.67%	Held	Value
CONSUMER DISCRETIONARY - 16.47%
Auto Components - 4.81%
Adient PLC	224,500	$13,416,120
The Goodyear Tire & Rubber Company	1,661,600	44,165,328
Magna International, Inc.	517,100	29,138,585
		86,720,033
Household Durables - 2.55%
TRI Pointe Group, Inc. (a)	2,795,700	45,933,351

Media - 3.58%
Discovery Communications, Inc. - Class A (a) (l)	642,300	13,764,489
Discovery Communications, Inc. - Class C (a)	1,668,600	32,571,072
News Corp.	1,150,500	18,177,900
		64,513,461
Multiline Retail - 1.34%
Kohl's Corp.	368,300	24,127,333

Specialty Retail - 4.19%
Bed Bath & Beyond, Inc.	1,750,800	36,749,292
Office Depot, Inc.	16,723,300	35,955,095
Rent-A-Center, Inc. (a) (l)	330,100	2,848,763
		75,553,150
TOTAL CONSUMER DISCRETIONARY		296,847,328

CONSUMER STAPLES - 1.35%
Food Products - 1.35%
Bunge Ltd.	329,900	24,392,806
TOTAL CONSUMER STAPLES		24,392,806

ENERGY - 22.78%
Energy Equipment & Services - 5.07%
C&J Energy Services, Inc. (a)	1,138,400	29,393,488
Frank's International NV (a)	1,463,800	7,948,434
McDermott International, Inc. (a)	2,283,100	13,904,079
Superior Energy Services, Inc. (a)	2,729,400	23,008,842
Weatherford International PLC (a) (l)	7,502,200	17,180,038
		91,434,881
Oil, Gas & Consumable Fuels - 17.71%
Apache Corp.	41,300	1,589,224
Cairn Energy PLC (a) (v)	20,752,200	60,153,691
Hess Corp.	215,100	10,888,362
Kosmos Energy Ltd. (a)	8,585,200	54,086,760
Marathon Oil Corp.	1,492,900	24,080,477
Murphy Oil Corp.	866,300	22,385,192
Ophir Energy PLC (a) (o)	56,852,100	41,955,503
Sanchez Energy Corp. (a) (l)	2,483,700	7,773,981
Whiting Petroleum Corp. (a)	2,842,625	96,194,430
		319,107,620
TOTAL ENERGY		410,542,501

FINANCIALS - 21.67%
Banks - 12.26%
CIT Group, Inc.	1,130,624	58,227,136
Citizens Financial Group, Inc.	1,415,600	59,426,888
Fifth Third Bancorp	153,900	4,886,325
Popular, Inc.	2,194,000	91,314,280
SunTrust Banks, Inc.	104,400	7,103,376
		220,958,005
Consumer Finance - 6.24%
Ally Financial, Inc.	991,400	26,916,510
Discover Financial Services	360,700	25,945,151
Santander Consumer USA Holdings, Inc.	1,284,100	20,930,830
SLM Corp. (a)	1,248,100	13,991,201
Synchrony Financial	734,600	24,631,138
		112,414,830

Insurance - 3.17%
Alleghany Corp.	16,800	10,322,592
CNO Financial Group, Inc.	1,470,200	31,859,234
Enstar Group Ltd. (a)	71,100	14,948,775
		57,130,601
TOTAL FINANCIALS		390,503,436

HEALTH CARE - 2.00%
Health Care Equipment & Supplies - 0.49%
Zimmer Biomet Holdings, Inc.	80,600	8,788,624

Health Care Providers & Services - 0.21%
LifePoint Health, Inc. (a)	82,100	3,858,700

Pharmaceuticals - 1.30%
Mallinckrodt PLC (a) (l)	1,610,500	23,320,040
TOTAL HEALTH CARE		35,967,364

INDUSTRIALS - 10.70%
Aerospace & Defense - 1.77%
Embraer SA - ADR	1,226,500	31,889,000

Air Freight & Logistics - 2.73%
Royal Mail PLC (v)	6,488,100	49,243,146

Construction & Engineering - 1.52%
Fluor Corp.	80,100	4,583,322
KBR, Inc.	1,408,800	22,808,472
		27,391,794
Machinery - 3.82%
Allison Transmission Holdings, Inc.	234,800	9,171,288
Cummins, Inc.	134,000	21,720,060
Navistar International Corp. (a)	1,082,200	37,844,534
		68,735,882
Road & Rail - 0.86%
Avis Budget Group, Inc. (a)	330,200	15,466,568
TOTAL INDUSTRIALS		192,726,390

INFORMATION TECHNOLOGY - 16.75%
Communications Equipment - 8.27%
ARRIS International PLC (a)	3,162,000	84,014,340
Telefonaktiebolaget LM Ericsson - ADR (l)	10,155,800	64,997,120
		149,011,460
Electronic Equipment, Instruments & Components - 3.45%
Avnet, Inc.	801,500	33,470,640
Corning, Inc.	1,025,800	28,599,304
		62,069,944
IT Services - 0.51%
Teradata Corp. (a)	233,700	9,270,879

Technology Hardware, Storage & Peripherals - 4.52%
Hewlett Packard Enterprise Company	4,641,100	81,404,894
TOTAL INFORMATION TECHNOLOGY		301,757,177

REAL ESTATE - 2.80%
Equity Real Estate Investment Trusts - 2.80%
Colony NorthStar, Inc.	1,532,000	8,609,840
The GEO Group, Inc.	2,044,850	41,858,080
TOTAL REAL ESTATE		50,467,920

UTILITIES - 3.15%
Electric Utilities - 0.73%
PPL Corp.	463,100	13,101,099

Independent Power and Renewable Electricity Producers - 2.42%
NRG Energy, Inc.	1,428,600	43,615,158
TOTAL UTILITIES		56,716,257

Total common stocks (Cost $1,703,743,915)		1,759,921,179
Total long-term investments (Cost $1,703,743,915)		1,759,921,179

COLLATERAL FOR SECURITIES ON LOAN - 2.29%
Money Market Funds - 2.29%
Invesco Government & Agency Portfolio - Institutional Class, 1.55%^	41,206,576	41,206,576
Total collateral for securities on loan (Cost $41,206,576)		41,206,576

	Principal
SHORT-TERM INVESTMENTS - 2.63%	Amount
Time Deposits - 2.63%
Brown Brothers Harriman & Co., 0.23%, 04/03/2018*	GBP	68	95
Citigroup, Inc., 1.05%, 04/02/2018*		$3,969,002	3,969,002
JPMorgan Chase & Company, 1.05%, 04/02/2018*		43,350,701	43,350,701
Total short-term investments (Cost $47,319,798)			47,319,798

Total investments - 102.59% (Cost $1,792,270,289)			1,848,447,553

Liabilities in excess of other assets - (2.59)%			(46,609,880)

Net assets - 100.00%			$1,801,837,673

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on a loan. The total market value of securities on loan was $40,204,145. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940
   Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2018, is set forth below:

Issuer Name	Shares Held at July 1, 2017	Additions	Reductions	Shares Held at March 31, 2018	Dividends	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value at March 31, 2018
Ophir Energy PLC	56,973,900	-	121,800	56,852,100	$-	$(386,022)	$(20,655,264)	$41,955,503
					$-	$(386,022)	$(20,655,264)

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $109,396,837, which represented 6.07% of net assets. See Security Valuation below.

ADR	- American Depositary Receipt
GBP	- British Pound
^	- Rate shown is the 7-day yield as of March 31, 2018.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2018
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.96%	Held		Value
CONSUMER DISCRETIONARY - 8.21%
Household Durables - 1.93%
TRI Pointe Group, Inc. (a)		874,600	$14,369,678

Media - 0.97%
MDC Partners, Inc. (a)		1,006,100	7,243,920

Specialty Retail - 5.31%
Bed Bath & Beyond, Inc.		169,100	3,549,409
Group 1 Automotive, Inc.		64,600	4,220,964
Office Depot, Inc.		6,470,800	13,912,220
Sonic Automotive, Inc.		942,200	17,854,690
			39,537,283
TOTAL CONSUMER DISCRETIONARY			61,150,881

ENERGY - 13.93%
Energy Equipment & Services - 5.59%
C&J Energy Services, Inc. (a)		402,600	10,395,132
Frank's International NV (a)		3,333,600	18,101,448
Key Energy Services, Inc. (a) (l)		250,300	2,933,516
McDermott International, Inc. (a)		459,000	2,795,310
Nine Energy Service, Inc. (a)		214,500	5,223,075
Quintana Energy Services, Inc. (a) (l)		223,800	2,182,050
			41,630,531
Oil, Gas & Consumable Fuels - 8.34%
Cairn Energy PLC (a) (v)		721,100	2,090,228
Energy XXI Gulf Coast, Inc. (a)		1,000,800	3,843,072
Kosmos Energy Ltd. (a)		1,766,500	11,128,950
PBF Energy, Inc.		145,300	4,925,670
Rockhopper Exploration PLC (a)		4,963,300	1,605,086
Whiting Petroleum Corp. (a)		1,139,625	38,564,910
			62,157,916
TOTAL ENERGY			103,788,447

FINANCIALS - 30.77%
Banks - 16.89%
Associated Banc-Corp.		442,300	10,991,155
The Bank of NT Butterfield & Son Ltd.		458,400	20,572,992
First BanCorp (a)		2,088,300	12,571,566
First Hawaiian, Inc.		748,600	20,833,538
First Horizon National Corp.		926,431	17,444,696
Investors Bancorp, Inc.		253,300	3,455,012
Popular, Inc.		641,600	26,703,392
TCF Financial Corp.		583,300	13,305,073
			125,877,424
Capital Markets - 1.28%
BrightSphere Investment Group PLC		277,200	4,368,672
Oppenheimer Holdings, Inc.		199,900	5,147,425
			9,516,097
Consumer Finance - 1.41%
SLM Corp. (a)		937,100	10,504,891

Insurance - 10.79%
CNO Financial Group, Inc.		799,700	17,329,499
Enstar Group Ltd. (a)		168,479	35,422,710
Global Indemnity Ltd.		374,736	12,935,886
Horace Mann Educators Corp.		345,400	14,765,850
			80,453,945
Thrifts & Mortgage Finance - 0.40%
Luther Burbank Corp.		246,700	2,962,867
TOTAL FINANCIALS			229,315,224

HEALTH CARE - 3.97%
Health Care Equipment & Supplies - 0.63%
Invacare Corp.		272,000	4,732,800

Health Care Providers & Services - 3.34%
Hanger, Inc. (a)		1,373,800	21,980,800
LifePoint Health, Inc. (a)		61,800	2,904,600
			24,885,400
TOTAL HEALTH CARE			29,618,200

INDUSTRIALS - 23.55%
Aerospace & Defense - 2.65%
Embraer SA - ADR		760,600	19,775,600

Airlines - 4.03%
WestJet Airlines Ltd.		1,632,100	30,023,495

Building Products - 3.31%
Armstrong Flooring, Inc. (a)		220,700	2,994,899
Masonite International Corp. (a)		352,800	21,644,280
			24,639,179
Commercial Services & Supplies - 1.86%
LSC Communications, Inc.		796,000	13,890,200

Construction & Engineering - 4.17%
KBR, Inc.		1,310,800	21,221,852
Tutor Perini Corp. (a)		446,200	9,838,710
			31,060,562
Machinery - 2.48%
EnPro Industries, Inc.		42,400	3,280,912
Miller Industries, Inc.		449,100	11,227,500
Navistar International Corp. (a)		114,200	3,993,574
			18,501,986
Marine - 2.86%
Matson, Inc.		744,200	21,313,888

Professional Services - 1.10%
Hudson Global, Inc. (a) (o)		2,187,600	4,243,944
Korn/Ferry International		76,300	3,936,317
			8,180,261
Trading Companies & Distributors - 1.09%
Rush Enterprises, Inc. (a)		191,900	8,153,831
TOTAL INDUSTRIALS			175,539,002

INFORMATION TECHNOLOGY - 5.94%
Communications Equipment - 4.52%
ARRIS International PLC (a)		1,266,100	33,640,277

Semiconductors & Semiconductor Equipment - 1.42%
Diodes, Inc. (a)		348,100	10,603,126
TOTAL INFORMATION TECHNOLOGY			44,243,403

MATERIALS - 0.10%
Metals & Mining - 0.10%
Noranda Aluminum Holding Corp. (a) (o)		800,300	32,892
Real Industry, Inc. (a) (o)		2,307,708	715,390
TOTAL MATERIALS			748,282

REAL ESTATE - 8.81%
Equity Real Estate Investment Trusts - 8.81%
The GEO Group, Inc.		840,244	17,199,795
Granite Real Estate Investment Trust		335,600	13,266,268
New York REIT, Inc. (a) (l)		50,240	1,080,662
Seritage Growth Properties (l)		959,700	34,117,335
TOTAL REAL ESTATE			65,664,060

UTILITIES - 3.68%
Electric Utilities - 3.68%
Great Plains Energy, Inc.		467,300	14,855,467
Portland General Electric Company		310,500	12,578,355
TOTAL UTILITIES			27,433,822

Total common stocks (Cost $695,518,998)			737,501,321
Total long-term investments (Cost $695,518,998)			737,501,321

COLLATERAL FOR SECURITIES ON LOAN - 3.68%
Money Market Funds - 3.68%
Invesco Government & Agency Portfolio - Institutional Class, 1.55%^		27,427,612	27,427,612
Total collateral for securities on loan (Cost $27,427,612)			27,427,612

	Principal
SHORT-TERM INVESTMENTS - 1.13%	Amount
Time Deposits - 1.13%
Barclays PLC, 1.05%, 04/02/2018*		$8,434,702	8,434,702
Brown Brothers Harriman & Co., 0.53%, 04/02/2018*	CAD	15	12
Total short-term investments (Cost $8,434,714)			8,434,714

Total investments - 103.77% (Cost $731,381,324)			773,363,647

Liabilities in excess of other assets - (3.77)%			(28,111,009)

Net assets - 100.00%			$745,252,638

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $26,735,661.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act.
   A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2018, is set forth below:

Issuer Name	Shares Held at July 1, 2017	Additions	Reductions	Shares Held at March 31, 2018	Dividends	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value at March 31, 2018
Hudson Global, Inc.	2,187,600	-	-	2,187,600	$-	$-	$1,312,560	$4,243,944
Noranda Aluminum Holding Corp.	800,300	-	-	800,300	-	-	15,285	32,892
Real Industry, Inc.	2,307,708	-	-	2,307,708	-	-	(5,976,963)	715,390
					$-	$-	$(4,649,118)

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $2,090,228, which represented 0.28% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
CAD	- Canadian Dollar
^	- Rate shown is the 7-day yield as of March 31, 2018.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2018
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 96.91%	Held	Value
CONSUMER DISCRETIONARY - 17.51%
Auto Components - 2.34%
Cooper Tire & Rubber Company	3,046	$89,248
Cooper-Standard Holdings Inc. (a)	668	82,037
Gentherm, Inc. (a)	1,627	55,237
Motorcar Parts of America, Inc. (a)	3,749	80,341
Stoneridge, Inc. (a)	1,120	30,912
Superior Industries International, Inc.	7,321	97,369
Tenneco, Inc.	1,999	109,685
Tower International, Inc.	3,004	83,361
		628,190
Diversified Consumer Services - 0.67%
American Public Education, Inc. (a)	1,562	67,166
Capella Education Company	1,305	113,992
		181,158
Hotels, Restaurants & Leisure - 3.19%
Bojangles', Inc. (a)	8,481	117,462
Brinker International, Inc.	758	27,364
Carrols Restaurant Group, Inc. (a)	6,455	72,296
The Cheesecake Factory, Inc.	532	25,653
Chuy's Holdings, Inc. (a)	4,342	113,760
Del Frisco's Restaurant Group, Inc. (a)	4,625	70,531
El Pollo Loco Holdings, Inc. (a)	10,222	97,109
Eldorado Resorts, Inc. (a)	1,545	50,985
Fogo De Chao, Inc. (a)	5,016	79,002
ILG, Inc.	2,756	85,739
International Speedway Corp.	611	26,945
The Marcus Corp.	2,048	62,157
Ruth's Hospitality Group, Inc.	1,117	27,311
		856,314
Household Durables - 3.09%
Century Communities, Inc. (a)	2,657	79,577
CSS Industries, Inc.	2,815	49,263
Ethan Allen Interiors, Inc.	3,269	75,024
Flexsteel Industries, Inc.	1,876	74,252
Green Brick Partners, Inc. (a)	2,241	24,427
Hooker Furniture Corp.	626	22,974
La-Z-Boy, Inc.	1,674	50,136
M/I Homes, Inc. (a)	2,496	79,498
Meritage Homes Corp. (a)	1,216	55,024
Taylor Morrison Home Corp. (a)	3,402	79,199
TRI Pointe Group, Inc. (a)	6,460	106,137
Tupperware Brands Corp.	1,065	51,525
William Lyon Homes (a)	2,943	80,902
		827,938
Internet & Catalog Retail - 0.12%
Duluth Holdings, Inc. (a)	1,706	31,953

Leisure Products - 1.01%
Malibu Boats, Inc. (a)	1,807	60,010
MCBC Holdings, Inc. (a)	5,144	129,629
Nautilus, Inc. (a)	4,241	57,041
Sturm, Ruger & Company, Inc.	455	23,888
		270,568
Media - 1.95%
Entercom Communications Corp.	10,511	101,431
Entravision Communications Corp.	11,303	53,124
MDC Partners, Inc. (a)	13,290	95,688
Meredith Corp.	441	23,726
MSG Networks, Inc. (a)	4,229	95,575
Nexstar Media Group, Inc.	1,107	73,616
Scholastic Corp.	2,058	79,933
		523,093
Multiline Retail - 0.42%
Big Lots, Inc.	897	39,046
Dillard's, Inc.	909	73,029
		112,075

Specialty Retail - 3.68%
Asbury Automotive Group, Inc. (a)	1,151	77,693
Bed Bath & Beyond, Inc.	2,370	49,746
The Buckle, Inc.	2,749	60,890
The Cato Corp.	9,228	136,022
Francesca's Holdings Corp. (a)	20,597	98,866
GameStop Corp.	4,865	61,396
Group 1 Automotive, Inc.	1,539	100,558
Hibbett Sports, Inc. (a)	4,992	119,559
Lithia Motors, Inc.	508	51,064
Murphy USA, Inc. (a)	636	46,301
Office Depot, Inc.	41,646	89,539
Sonic Automotive, Inc.	5,074	96,152
		987,786
Textiles, Apparel & Luxury Goods - 1.04%
Fossil Group, Inc. (a)	7,263	92,240
G-III Apparel Group Ltd. (a)	897	33,799
Movado Group, Inc.	3,363	129,139
Steven Madden Ltd.	540	23,706
		278,884
TOTAL CONSUMER DISCRETIONARY		4,697,959

CONSUMER STAPLES - 2.49%
Food & Staples Retailing - 1.01%
Natural Grocers by Vitamin Cottage, Inc. (a)	2,924	20,936
SpartanNash Company	2,130	36,657
SUPERVALU, Inc. (a)	5,201	79,211
United Natural Foods, Inc. (a)	1,763	75,703
Village Super Market, Inc.	2,268	59,807
		272,314
Food Products - 0.40%
B&G Foods, Inc.	1,597	37,849
Dean Foods Company	7,972	68,719
		106,568
Personal Products - 0.70%
Natural Health Trends Corp.	3,600	68,436
Nu Skin Enterprises, Inc.	735	54,177
USANA Health Sciences, Inc. (a)	761	65,370
		187,983
Tobacco - 0.38%
Universal Corp.	2,088	101,268
TOTAL CONSUMER STAPLES		668,133

ENERGY - 8.63%
Energy Equipment & Services - 3.20%
C&J Energy Services, Inc. (a)	4,406	113,763
Diamond Offshore Drilling, Inc. (a)	3,617	53,025
Dril-Quip, Inc. (a)	2,407	107,834
Ensco PLC	24,066	105,650
Frank's International NV (a)	20,617	111,950
Matrix Service Company (a)	7,085	97,065
McDermott International, Inc. (a)	14,772	89,961
Oceaneering International, Inc. (a)	4,236	78,535
Rowan Companies PLC (a)	1,777	20,507
Smart Sand, Inc. (a)	13,928	81,061
		859,351
Oil, Gas & Consumable Fuels - 5.43%
Alliance Holdings GP LP	3,147	78,706
BP Prudhoe Bay Royalty Trust	4,964	118,640
CNX Midstream Partners LP	1,486	27,328
CVR Energy, Inc.	884	26,714
CVR Refining LP	6,978	91,063
Delek US Holdings, Inc.	3,088	125,682
Energy XXI Gulf Coast, Inc. (a)	10,252	39,368
International Seaways, Inc. (a)	6,565	115,544
Kosmos Energy Ltd. (a)	18,730	117,999
Noble Midstream Partners LP	477	22,243
Nordic American Tankers Ltd.	36,871	71,530
PBF Energy, Inc.	3,426	116,141
PBF Logistics LP	3,622	66,826
Renewable Energy Group, Inc. (a)	10,287	131,674
REX American Resources Corp. (a)	994	72,363
Rice Midstream Partners LP	1,171	21,195
Whiting Petroleum Corp. (a)	4,623	156,441
World Fuel Services Corp.	2,287	56,146
		1,455,603
TOTAL ENERGY		2,314,954

FINANCIALS - 28.03%
Banks - 16.31%
1st Source Corp.	1,042	52,746
Access National Corp.	1,834	52,324
American National Bankshares, Inc.	595	22,372
Arrow Financial Corp.	679	23,052
Associated Banc-Corp	4,158	103,326
Bank of Marin Bancorp	1,594	109,906
The Bank of NT Butterfield & Son Ltd.	2,796	125,485
Bar Harbor Bankshares	1,856	51,448
BCB Bancorp, Inc.	3,331	52,130
Bridge Bancorp, Inc.	2,261	75,857
Brookline Bancorp, Inc.	5,086	82,393
Byline Bancorp, Inc. (a)	2,282	52,326
C&F Financial Corp.	984	51,758
Camden National Corp.	1,833	81,569
Carolina Financial Corp.	2,842	111,634
Cathay General Bancorp	1,843	73,683
Chemung Financial Corp.	483	22,445
City Holding Company	1,154	79,118
Community Trust Bancorp, Inc.	2,376	107,395
Customers Bancorp, Inc. (a)	2,981	86,896
Fidelity Southern Corp.	3,643	84,044
Financial Institutions, Inc.	3,377	99,959
First BanCorp (a)	17,660	106,313
First Business Financial Services, Inc.	1,024	25,764
First Financial Bancorp	4,035	118,427
First Financial Corp.	1,125	46,800
First Internet Bancorp	2,702	99,974
First Interstate BancSystem, Inc.	1,223	48,370
First Mid-Illinois Bancshares, Inc.	1,387	50,556
Flushing Financial Corp.	3,780	101,909
Franklin Financial Network, Inc. (a)	3,319	108,199
Great Western Bancorp, Inc.	1,332	53,640
Hanmi Financial Corp.	2,581	79,366
HomeTrust Bancshares, Inc. (a)	2,163	56,346
Hope Bancorp, Inc.	5,792	105,356
International Bancshares Corp.	2,680	104,252
Live Oak Bancshares, Inc.	3,254	90,461
Midland States Bancorp, Inc.	3,335	105,253
MidSouth Bancorp, Inc.	3,726	47,134
MidWestOne Financial Group, Inc.	3,242	107,926
National Bankshares, Inc.	513	23,111
Northrim BanCorp, Inc.	2,428	83,887
Norwood Financial Corp.	794	23,891
OFG Bancorp	7,283	76,107
Old National Bancorp	2,967	50,142
Opus Bank	2,762	77,336
Orrstown Financial Services, Inc.	890	21,494
Peapack Gladstone Financial Corp.	2,274	75,929
Penns Woods Bancorp, Inc.	1,276	53,988
Peoples Financial Services Corp.	516	23,555
Popular, Inc.	2,260	94,061
Republic Bancorp, Inc.	1,287	49,292
S&T Bancorp, Inc.	1,330	53,120
Sandy Spring Bancorp, Inc.	1,333	51,667
Southern National Bancorp of Virginia, Inc.	6,508	103,087
State Bank Financial Corp.	2,659	79,797
TCF Financial Corp.	5,478	124,953
TriCo Bancshares	1,989	74,031
Trustmark Corp.	3,236	100,834
West Bancorporation, Inc.	955	24,448
Westamerica Bancorporation	932	54,131
		4,376,773
Capital Markets - 1.77%
Ellington Financial LLC	5,324	78,848
Federated Investors, Inc.	784	26,186
GAMCO Investors, Inc.	806	20,013
Greenhill & Company, Inc.	5,671	104,913
Manning & Napier, Inc.	7,704	26,964
Och-Ziff Capital Management Group LLC	29,766	79,475
Oppenheimer Holdings, Inc.	2,294	59,071
Piper Jaffray Companies	373	30,978
Waddell & Reed Financial, Inc.	2,365	47,797
		474,245
Consumer Finance - 0.38%
Nelnet, Inc.	1,940	101,675

Diversified Financial Services - 0.46%
FGL Holdings (a)	12,038	122,186

Insurance - 4.83%
Ambac Financial Group, Inc. (a)	7,236	113,460
Argo Group International Holdings Ltd.	2,004	115,030
Aspen Insurance Holdings Ltd.	2,748	123,248
EMC Insurance Group, Inc.	1,810	49,015
Global Indemnity Ltd.	1,228	42,391
Greenlight Capital Re Ltd. (a)	6,390	102,560
Hallmark Financial Services, Inc. (a)	2,634	23,495
Horace Mann Educators Corp.	2,621	112,048
MBIA, Inc. (a)	14,246	131,917
National Western Life Group, Inc.	317	96,647
State Auto Financial Corp.	1,834	52,397
Stewart Information Services Corp.	2,514	110,465
Third Point Reinsurance Ltd. (a)	7,738	107,945
United Fire Group, Inc.	2,440	116,778
		1,297,396
Mortgage Real Estate Investment Trusts - 1.12%
Ares Commercial Real Estate Corp.	6,473	79,942
Great Ajax Corp.	1,726	23,387
Owens Realty Mortgage, Inc.	1,773	25,850
PennyMac Mortgage Investment Trust	3,381	60,959
Resource Capital Corp.	11,628	110,583
		300,721
Thrifts & Mortgage Finance - 3.16%
Capitol Federal Financial, Inc.	5,830	72,001
Clifton Bancorp, Inc.	3,230	50,550
Dime Community Bancshares, Inc.	5,660	104,144
HomeStreet, Inc. (a)	3,651	104,601
Northfield Bancorp, Inc.	4,574	71,400
Oritani Financial Corp.	6,389	98,071
PCSB Financial Corp. (a)	4,291	90,025
Southern Missouri Bancorp, Inc.	664	24,302
Territorial Bancorp, Inc.	766	22,720
TrustCo Bank Corp.	12,253	103,538
Washington Federal, Inc.	3,093	107,017
		848,369
TOTAL FINANCIALS		7,521,365

HEALTH CARE - 3.04%
Biotechnology - 0.23%
Emergent BioSolutions, Inc. (a)	1,178	62,022

Health Care Equipment & Supplies - 1.11%
Globus Medical, Inc. (a)	1,175	58,539
Invacare Corp.	6,534	113,691
Meridian Bioscience, Inc.	1,580	22,436
Natus Medical, Inc. (a)	881	29,646
Varex Imaging Corp. (a)	2,058	73,635
		297,947
Health Care Providers & Services - 1.70%
Aceto Corp.	9,679	73,560
AMN Healthcare Services, Inc. (a)	551	31,269
LifePoint Health, Inc. (a)	1,676	78,772
Magellan Health, Inc. (a)	838	89,751
National HealthCare Corp.	1,253	74,716
Owens & Minor, Inc.	3,108	48,329
US Physical Therapy, Inc.	712	57,886
		454,283
TOTAL HEALTH CARE		814,252

INDUSTRIALS - 16.53%
Aerospace & Defense - 0.85%
Astronics Corp. (a)	1,919	71,579
Embraer SA - ADR	3,177	82,602
National Presto Industries, Inc.	800	75,000
		229,181
Air Freight & Logistics - 0.28%
Hub Group, Inc. (a)	1,772	74,158

Airlines - 1.16%
Allegiant Travel Company	706	121,820
Hawaiian Holdings, Inc.	2,981	115,365
Spirit Airlines, Inc. (a)	1,961	74,087
		311,272

Building Products - 1.75%
American Woodmark Corp. (a)	236	23,234
Apogee Enterprises, Inc.	481	20,851
Armstrong Flooring, Inc. (a)	6,988	94,827
Caesarstone Ltd.	5,155	101,296
Insteel Industries, Inc.	1,915	52,911
Masonite International Corp. (a)	1,703	104,479
Simpson Manufacturing Company, Inc.	476	27,413
Universal Forest Products, Inc.	1,368	44,392
		469,403
Commercial Services & Supplies - 2.13%
ACCO Brands Corp.	6,237	78,274
Ennis, Inc.	4,051	79,805
Herman Miller, Inc.	2,281	72,878
Knoll, Inc.	3,756	75,834
LSC Communications, Inc.	8,012	139,809
Steelcase, Inc.	5,573	75,793
UniFirst Corp.	295	47,687
		570,080
Construction & Engineering - 1.18%
Dycom Industries, Inc. (a)	262	28,199
KBR, Inc.	5,582	90,373
MYR Group, Inc. (a)	3,034	93,508
Tutor Perini Corp. (a)	4,742	104,561
		316,641
Electrical Equipment - 0.91%
Encore Wire Corp.	1,051	59,592
Generac Holdings, Inc. (a)	480	22,037
Preformed Line Products Company	1,245	81,037
Thermon Group Holdings, Inc. (a)	3,643	81,639
		244,305
Machinery - 3.35%
Astec Industries, Inc.	459	25,328
Chart Industries, Inc. (a)	1,116	65,877
Commercial Vehicle Group, Inc. (a)	7,358	57,025
EnPro Industries, Inc.	1,449	112,123
Global Brass & Copper Holdings, Inc.	1,541	51,546
Graham Corp.	1,268	27,161
The Greenbrier Companies, Inc.	2,077	104,369
Hurco Companies, Inc.	1,921	88,174
Hyster-Yale Materials Handling, Inc.	752	52,587
Luxfer Holdings PLC	2,160	27,648
Meritor, Inc. (a)	4,550	93,548
Miller Industries, Inc.	3,040	76,000
Mueller Industries, Inc.	991	25,925
Park-Ohio Holdings Corp.	1,255	48,757
Wabash National Corp.	2,086	43,410
		899,478
Marine - 0.39%
Matson, Inc.	3,691	105,710

Professional Services - 3.85%
Barrett Business Services, Inc.	1,705	141,309
CBIZ, Inc. (a)	1,770	32,303
FTI Consulting, Inc. (a)	2,442	118,217
Heidrick & Struggles International, Inc.	3,309	103,406
Huron Consulting Group, Inc. (a)	2,012	76,657
Insperity, Inc.	502	34,914
Kelly Services, Inc.	904	26,252
Kforce, Inc.	3,363	90,969
Korn/Ferry International	2,547	131,400
Navigant Consulting, Inc. (a)	4,436	85,349
Resources Connection, Inc.	6,793	110,047
RPX Corp.	7,659	81,875
		1,032,698
Trading Companies & Distributors - 0.68%
Rush Enterprises, Inc. (a)	2,489	105,757
WESCO International, Inc. (a)	1,235	76,632
		182,389
TOTAL INDUSTRIALS		4,435,315

INFORMATION TECHNOLOGY - 11.38%
Communications Equipment - 1.95%
ADTRAN, Inc.	4,978	77,408
Comtech Telecommunications Corp.	5,118	152,977
Digi International, Inc. (a)	5,265	54,230
NETGEAR, Inc. (a)	1,405	80,366
Plantronics, Inc.	1,028	62,060
Quantenna Communications, Inc. (a)	6,960	95,352
		522,393
Electronic Equipment, Instruments & Components - 2.81%
Anixter International, Inc. (a)	1,049	79,462
AVX Corp.	3,035	50,229
ePlus, Inc. (a)	344	26,729
II-VI, Inc. (a)	532	21,759
Insight Enterprises, Inc. (a)	2,131	74,436
Methode Electronics, Inc.	1,306	51,065
MTS Systems Corp.	1,013	52,321
Park Electrochemical Corp.	4,619	77,784
PC Connection, Inc.	1,989	49,725
Plexus Corp. (a)	393	23,474
Sanmina Corp. (a)	845	22,097
ScanSource, Inc. (a)	2,256	80,200
Tech Data Corp. (a)	508	43,246
TTM Technologies, Inc. (a)	1,508	23,057
Vishay Intertechnology, Inc.	4,241	78,883
		754,467
Internet Software & Services - 0.65%
Cars.com, Inc. (a)	2,869	81,279
NIC, Inc.	2,036	27,079
Shutterstock, Inc. (a)	1,356	65,291
		173,649
IT Services - 1.10%
CSG Systems International, Inc.	1,825	82,654
Luxoft Holding, Inc. (a)	1,246	51,024
Sykes Enterprises, Inc. (a)	1,645	47,606
Syntel, Inc. (a)	4,500	114,885
		296,169
Semiconductors & Semiconductor Equipment - 3.81%
Ambarella, Inc. (a)	1,086	53,203
Amkor Technology, Inc. (a)	10,104	102,354
Cirrus Logic, Inc. (a)	2,398	97,431
Diodes, Inc. (a)	3,597	109,565
Ichor Holdings Ltd. (a)	2,084	50,454
Mellanox Technologies Ltd. (a)	829	60,393
Photronics, Inc. (a)	13,206	108,950
Rudolph Technologies, Inc. (a)	870	24,099
SMART Global Holdings, Inc. (a)	1,797	89,562
Synaptics, Inc. (a)	2,676	122,372
Xcerra Corp. (a)	10,584	123,303
Xperi Corp.	3,836	81,131
		1,022,817
Software - 0.88%
MicroStrategy, Inc. (a)	594	76,620
Monotype Imaging Holdings, Inc.	2,295	51,523
Synchronoss Technologies, Inc. (a)	10,136	106,935
		235,078
Technology Hardware, Storage & Peripherals - 0.18%
Super Micro Computer, Inc. (a)	2,910	49,470
TOTAL INFORMATION TECHNOLOGY		3,054,043

MATERIALS - 3.80%
Chemicals - 2.39%
American Vanguard Corp.	5,457	110,232
Core Molding Technologies, Inc.	1,303	23,232
FutureFuel Corp.	4,262	51,101
GCP Applied Technologies, Inc. (a)	1,629	47,322
Hawkins, Inc.	1,530	53,780
Innospec, Inc.	1,132	77,655
Minerals Technologies, Inc.	772	51,685
Rayonier Advanced Materials, Inc.	5,847	125,536
Stepan Company	295	24,538
Terra Nitrogen Company LP	611	51,300
Trecora Resources (a)	1,920	26,112
		642,493
Metals & Mining - 0.94%
Compass Minerals International, Inc.	1,745	105,223
Haynes International, Inc.	2,489	92,367
SunCoke Energy Partners LP	3,070	54,646
		252,236

Paper & Forest Products - 0.47%
Clearwater Paper Corp. (a)	1,402	54,818
Domtar Corp.	1,070	45,518
PH Glatfelter Company	1,241	25,478
		125,814
TOTAL MATERIALS		1,020,543

REAL ESTATE - 1.83%
Equity Real Estate Investment Trusts - 1.83%
Front Yard Residential Corp.	9,711	97,596
The GEO Group, Inc.	4,821	98,686
New York REIT, Inc. (a)	4,647	99,957
Pebblebrook Hotel Trust	2,892	99,340
Seritage Growth Properties	2,711	96,376
TOTAL REAL ESTATE		491,955

TELECOMMUNICATION SERVICES - 0.82%
Diversified Telecommunication Services - 0.43%
ATN International, Inc.	1,918	114,351

Wireless Telecommunication Services - 0.39%
Spok Holdings, Inc.	6,954	103,962
TOTAL TELECOMMUNICATION SERVICES		218,313

UTILITIES - 2.85%
Electric Utilities - 0.71%
El Paso Electric Company	991	50,541
Otter Tail Corp.	635	27,527
PNM Resources, Inc.	2,939	112,417
		190,485
Gas Utilities - 0.76%
Northwest Natural Gas Company	1,396	80,480
South Jersey Industries, Inc.	1,989	56,010
Star Group LP	4,987	46,628
Suburban Propane Partners LP	897	19,743
		202,861
Independent Power and Renewable Electricity Producers - 0.48%
Dynegy, Inc. (a)	9,456	127,845

Multi-Utilities - 0.90%
Avista Corp.	2,032	104,140
NorthWestern Corp.	2,055	110,559
Unitil Corp.	602	27,939
		242,638
TOTAL UTILITIES		763,829

Total common stocks (Cost $24,399,151)		26,000,661
Total long-term investments (Cost $24,399,151)		26,000,661
	Principal
SHORT-TERM INVESTMENTS - 3.14%	Amount
Time Deposits - 3.14%
Citigroup, Inc., 1.05%, 04/02/2018*	$843,895	843,895
Total short-term investments (Cost $843,895)		843,895

Total investments - 100.05% (Cost $25,243,046)		26,844,556

Liabilities in excess of other assets - (0.05)%		(13,702)

Net assets - 100.00%		$26,830,854

(a)	- Non-income producing security.
ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2018
Hotchkis & Wiley Global Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.65%	Held	Value
CONSUMER DISCRETIONARY - 8.23%
Auto Components - 2.23%
Adient PLC	1,065	$63,644
Magna International, Inc.	2,402	135,353
		198,997
Automobiles - 3.00%
Bayerische Motoren Werke AG (v)	1,429	134,097
General Motors Company	3,674	133,513
		267,610
Media - 2.23%
Discovery Communications, Inc. - Class A (a)	2,241	48,025
Discovery Communications, Inc. - Class C (a)	7,704	150,382
		198,407
Specialty Retail - 0.77%
Bed Bath & Beyond, Inc.	1,350	28,336
Office Depot, Inc.	18,859	40,547
		68,883
TOTAL CONSUMER DISCRETIONARY		733,897

CONSUMER STAPLES - 4.71%
Beverages - 1.07%
Heineken Holding NV (v)	927	95,583

Food & Staples Retailing - 1.54%
Tesco PLC (v)	47,359	137,066

Food Products - 0.53%
Ezaki Glico Company Ltd. (v)	900	47,769

Personal Products - 1.57%
Unilever PLC (v)	2,519	139,710
TOTAL CONSUMER STAPLES		420,128

ENERGY - 11.51%
Energy Equipment & Services - 3.67%
Borr Drilling Ltd. (a)	16,100	79,280
C&J Energy Services, Inc. (a)	1,578	40,744
Frank's International NV (a)	14,665	79,631
National Oilwell Varco, Inc.	2,484	91,436
Nine Energy Service, Inc. (a)	1,496	36,427
		327,518
Oil, Gas & Consumable Fuels - 7.84%
Apache Corp.	1,971	75,844
Cairn Energy PLC (a) (v)	35,665	103,381
Kosmos Energy Ltd. (a)	19,725	124,268
Marathon Oil Corp.	3,750	60,488
Ophir Energy PLC (a)	140,471	103,664
Rockhopper Exploration PLC (a)	134,915	43,630
Whiting Petroleum Corp. (a)	5,561	188,184
		699,459
TOTAL ENERGY		1,026,977

FINANCIALS - 28.21%
Banks - 16.55%
Bank of America Corp.	1,411	42,316
Barclays PLC (v)	94,506	276,156
Citigroup, Inc.	2,304	155,520
Credito Valtellinese SpA (a) (v)	1,450,038	205,228
Popular, Inc.	5,160	214,759
Societe Generale SA (v)	4,235	230,005
Standard Chartered PLC (v)	8,564	85,831
Wells Fargo & Company	5,086	266,557
		1,476,372
Capital Markets - 1.40%
Credit Suisse Group AG (a) (v)	7,423	124,669

Consumer Finance - 2.62%
Capital One Financial Corp.	1,804	172,859
Santander Consumer USA Holdings, Inc.	3,738	60,930
		233,789
Insurance - 7.64%
American International Group, Inc.	8,020	436,448
Zurich Insurance Group AG (v)	745	245,748
		682,196
TOTAL FINANCIALS		2,517,026

HEALTH CARE - 4.73%
Health Care Equipment & Supplies - 1.00%
Koninklijke Philips NV (v)	2,332	89,297

Health Care Providers & Services - 1.20%
Anthem, Inc.	488	107,214

Pharmaceuticals - 2.53%
GlaxoSmithKline PLC - ADR	3,319	129,673

Sanofi (v)		1,189	95,406
			225,079
TOTAL HEALTH CARE			421,590

INDUSTRIALS - 21.17%
Aerospace & Defense - 4.31%
BAE Systems PLC (v)		25,808	211,152
Embraer SA - ADR		6,679	173,654
			384,806
Air Freight & Logistics - 2.70%
Royal Mail PLC (v)		31,760	241,051

Airlines - 3.80%
WestJet Airlines Ltd.		18,444	339,289

Building Products - 2.67%
Johnson Controls International PLC		2,304	81,193
Masonite International Corp. (a)		2,562	157,179
			238,372
Construction & Engineering - 0.51%
KBR, Inc.		2,783	45,057

Machinery - 7.18%
CNH Industrial NV		12,011	148,936
Cummins, Inc.		1,020	165,332
Danieli & C Officine Meccaniche SpA (v)		13,906	253,311
Navistar International Corp. (a)		2,072	72,458
			640,037
TOTAL INDUSTRIALS			1,888,612

INFORMATION TECHNOLOGY - 14.01%
Communications Equipment - 5.49%
ARRIS International PLC (a)		8,707	231,345
Telefonaktiebolaget LM Ericsson - ADR		40,463	258,963
			490,308
Electronic Equipment, Instruments & Components - 1.05%
Corning, Inc.		3,348	93,342

Software - 4.64%
Microsoft Corp.		2,156	196,778
Oracle Corp.		4,743	216,993
			413,771
Technology Hardware, Storage & Peripherals - 2.83%
Hewlett Packard Enterprise Company		14,385	252,313
TOTAL INFORMATION TECHNOLOGY			1,249,734

REAL ESTATE - 2.12%
Equity Real Estate Investment Trusts - 2.12%
Seritage Growth Properties		5,319	189,090
TOTAL REAL ESTATE			189,090

TELECOMMUNICATION SERVICES - 2.96%
Wireless Telecommunication Services - 2.96%
Orange Belgium SA (v)		1,640	33,540
Vodafone Group PLC - ADR		8,295	230,767
TOTAL TELECOMMUNICATION SERVICES			264,307

Total common stocks (Cost $7,752,274)			8,711,361
Total long-term investments (Cost $7,752,274)			8,711,361
	Principal
SHORT-TERM INVESTMENTS - 2.50%	Amount
Time Deposits - 2.50%
Brown Brothers Harriman & Co., 0.53%, 04/02/2018*	CAD	1	1
Brown Brothers Harriman & Co., 0.23%, 04/03/2018*	GBP	1	1
JPMorgan Chase & Company, 1.05%, 04/02/2018*		$222,533	222,533
Total short-term investments (Cost $222,535)			222,535

Total investments - 100.15% (Cost $7,974,809)			8,933,896

Liabilities in excess of other assets - (0.15)%			(13,301)

Net assets - 100.00%			$8,920,595

(a)	- Non-income producing security.
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $2,749,000, which represented 30.82% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
CAD	- Canadian Dollar
GBP	- British Pound
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2018
Hotchkis & Wiley International Value Fund (Unaudited)

	Shares
COMMON STOCKS - 100.35%	Held	Value
CONSUMER DISCRETIONARY - 6.77%
Auto Components - 2.57%
Adient PLC	361	$21,573
Magna International, Inc.	798	44,967
		66,540
Automobiles - 2.39%
Bayerische Motoren Werke AG (v)	440	41,289
Honda Motor Company Ltd. (v)	600	20,770
		62,059
Media - 0.69%
RTL Group SA (v)	216	17,871

Specialty Retail - 1.12%
Kingfisher PLC (v)	4,256	17,459
Pendragon PLC	35,662	11,608
		29,067
TOTAL CONSUMER DISCRETIONARY		175,537

CONSUMER STAPLES - 9.05%
Beverages - 2.18%
Heineken Holding NV (v)	547	56,401

Food & Staples Retailing - 2.61%
Tesco PLC (v)	23,429	67,808

Food Products - 1.64%
Ezaki Glico Company Ltd. (v)	800	42,462

Personal Products - 2.11%
Unilever PLC (v)	988	54,797

Tobacco - 0.51%
Scandinavian Tobacco Group (r)	757	13,307
TOTAL CONSUMER STAPLES		234,775

ENERGY - 8.46%
Energy Equipment & Services - 4.77%
Borr Drilling Ltd. (a)	6,471	31,865
Frank's International NV (a)	10,952	59,469
WorleyParsons Ltd. (v)	2,902	32,383
		123,717
Oil, Gas & Consumable Fuels - 3.69%
Cairn Energy PLC (a) (v)	9,036	26,192
Kosmos Energy Ltd. (a)	5,306	33,428
Ophir Energy PLC (a)	37,546	27,708
Rockhopper Exploration PLC (a)	26,435	8,549
		95,877
TOTAL ENERGY		219,594

FINANCIALS - 26.43%
Banks - 13.43%
Barclays PLC (v)	36,569	106,858
BNP Paribas SA (v)	363	26,920
Credito Valtellinese SpA (a) (v)	627,214	88,772
ING Groep NV (v)	1,530	25,819
Societe Generale SA (v)	1,393	75,655
Standard Chartered PLC (v)	2,435	24,404
		348,428
Capital Markets - 1.91%
Credit Suisse Group AG (a) (v)	2,946	49,478

Insurance - 11.09%
Enstar Group Ltd. (a)	389	81,787
Global Indemnity Ltd.	1,668	57,579
RSA Insurance Group PLC (v)	3,155	27,933
Willis Towers Watson PLC	84	12,784
Zurich Insurance Group AG (v)	327	107,865
		287,948
TOTAL FINANCIALS		685,854

HEALTH CARE - 7.97%
Health Care Equipment & Supplies - 5.00%
Draegerwerk AG & Company KGaA	80	37,406
Koninklijke Philips NV (v)	1,721	65,901
Medtronic PLC	328	26,312
		129,619
Pharmaceuticals - 2.97%
GlaxoSmithKline PLC (v)	2,509	48,727
Sanofi (v)	353	28,325
		77,052

TOTAL HEALTH CARE		206,671

INDUSTRIALS - 25.47%
Aerospace & Defense - 7.02%
BAE Systems PLC (v)	13,770	112,662
Embraer SA - ADR	2,669	69,394
		182,056
Air Freight & Logistics - 3.44%
Royal Mail PLC (v)	11,773	89,354

Airlines - 4.33%
WestJet Airlines Ltd.	6,101	112,232

Building Products - 4.18%
Johnson Controls International PLC	1,276	44,966
Masonite International Corp. (a)	1,034	63,435
		108,401
Construction & Engineering - 0.50%
Bouygues SA (v)	261	13,086

Machinery - 5.63%
CNH Industrial NV	3,742	46,401
Danieli & C Officine Meccaniche SpA (v)	4,447	81,006
KSB SE & Company KGaA (v)	34	18,677
		146,084
Professional Services - 0.37%
Hudson Global, Inc. (a)	4,990	9,681
TOTAL INDUSTRIALS		660,894

INFORMATION TECHNOLOGY - 9.54%
Communications Equipment - 6.60%
ARRIS International PLC (a)	3,407	90,524
Telefonaktiebolaget LM Ericsson (v)	12,680	80,746
		171,270
Electronic Equipment, Instruments & Components - 2.94%
Hitachi Ltd. (v)	4,000	29,135
Nippon Electric Glass Company Ltd. (v)	300	8,696
TE Connectivity Ltd.	385	38,462
		76,293
TOTAL INFORMATION TECHNOLOGY		247,563

MATERIALS - 0.99%
Chemicals - 0.99%
Tikkurila Oyj	1,341	25,774
TOTAL MATERIALS		25,774

REAL ESTATE - 2.08%
Equity Real Estate Investment Trusts - 2.08%
Granite Real Estate Investment Trust	1,370	54,030
TOTAL REAL ESTATE		54,030

TELECOMMUNICATION SERVICES - 3.59%
Wireless Telecommunication Services - 3.59%
Orange Belgium SA (v)	1,081	22,108
Vodafone Group PLC (v)	25,982	71,087
TOTAL TELECOMMUNICATION SERVICES		93,195

Total common stocks (Cost $2,275,908)		2,603,887
Total long-term investments (Cost $2,275,908)		2,603,887
	Principal
SHORT-TERM INVESTMENTS - 0.69%	Amount
Time Deposits - 0.69%
Brown Brothers Harriman & Co., 1.05%, 04/02/2018*	$17,861	17,861
Total short-term investments (Cost $17,861)		17,861

Total investments - 101.04% (Cost $2,293,769)		2,621,748

Liabilities in excess of other assets - (1.04)%		(26,862)

Net assets - 100.00%		$2,594,886

(a)	- Non-income producing security.
(r)
- Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $13,307, which represented 0.51% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $1,580,646, which represented 60.91% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2018
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 94.47%	Held	Value
CONSUMER DISCRETIONARY - 7.30%
Auto Components - 0.57%
Magna International, Inc.	60,400	$3,403,540

Automobiles - 1.78%
General Motors Company	293,100	10,651,254

Media - 2.63%
Discovery Communications, Inc. - Class A (a) (l)	76,200	1,632,966
Discovery Communications, Inc. - Class C (a)	721,800	14,089,536
		15,722,502
Specialty Retail - 1.92%
Bed Bath & Beyond, Inc.	255,000	5,352,450
Office Depot, Inc. (c)	2,857,300	6,143,195
		11,495,645
Textiles, Apparel & Luxury Goods - 0.40%
JG Boswell Company	3,401	2,363,695
TOTAL CONSUMER DISCRETIONARY		43,636,636

CONSUMER STAPLES - 2.54%
Beverages - 0.49%
PepsiCo, Inc.	26,700	2,914,305

Food Products - 2.05%
Ezaki Glico Company Ltd. (v)	93,000	4,936,169
Mondelez International, Inc.	176,400	7,361,172
		12,297,341
TOTAL CONSUMER STAPLES		15,211,646

ENERGY - 13.67%
Energy Equipment & Services - 5.22%
C&J Energy Services, Inc. (a)	181,000	4,673,420
Frank's International NV (a) (l)	1,736,200	9,427,566
National Oilwell Varco, Inc.	464,000	17,079,840
		31,180,826
Oil, Gas & Consumable Fuels - 8.45%
Apache Corp.	385,700	14,841,736
Cairn Energy PLC (a) (v)	1,327,500	3,847,979
Energy XXI Gulf Coast, Inc. (a)	328,066	1,259,774
Hess Corp.	54,300	2,748,666
Marathon Oil Corp.	611,500	9,863,495
Ophir Energy PLC (a)	4,122,000	3,041,938
Rockhopper Exploration PLC (a)	1,919,100	620,619
Whiting Petroleum Corp. (a)	423,300	14,324,472
		50,548,679
TOTAL ENERGY		81,729,505

FINANCIALS - 29.22%
Banks - 17.61%
Bank of America Corp. (c)	608,200	18,239,918
Barclays PLC - ADR (l)	737,500	8,717,250
Citigroup, Inc. (c)	165,300	11,157,750
Credito Valtellinese SpA (a) (v)	107,270,000	15,182,207
JPMorgan Chase & Company (c)	40,000	4,398,800
Popular, Inc.	277,700	11,557,874
Societe Generale SA (v)	116,300	6,316,305
Wells Fargo & Company	566,700	29,700,747
		105,270,851
Capital Markets - 4.13%
The Goldman Sachs Group, Inc.	40,000	10,074,400
Motors Liquidation Company GUC Trust (a)	1,561,800	14,602,830
		24,677,230
Consumer Finance - 1.30%
Capital One Financial Corp.	81,400	7,799,748

Insurance - 6.18%
American International Group, Inc. (c)	553,400	30,116,028
Enstar Group Ltd. (a)	15,400	3,237,850
Global Indemnity Ltd.	104,400	3,603,888
		36,957,766
TOTAL FINANCIALS		174,705,595

HEALTH CARE - 3.03%
Health Care Equipment & Supplies - 1.46%
Medtronic PLC	109,000	8,743,980

Health Care Providers & Services - 1.57%
Hanger, Inc. (a)	584,700	9,355,200
TOTAL HEALTH CARE		18,099,180

INDUSTRIALS - 12.77%
Air Freight & Logistics - 2.63%
Royal Mail PLC (c) (v)	2,075,700	15,754,073

Airlines - 4.14%
WestJet Airlines Ltd.	1,346,400	24,767,866

Building Products - 3.01%
Johnson Controls International PLC	313,000	11,030,120
Masonite International Corp. (a)	113,500	6,963,225
		17,993,345
Construction & Engineering - 0.65%
KBR, Inc.	241,500	3,909,885

Machinery - 2.18%
Danieli & C Officine Meccaniche SpA (c) (v)	715,100	13,026,224

Professional Services - 0.16%
Hudson Global, Inc. (a)	481,700	934,498
TOTAL INDUSTRIALS		76,385,891

INFORMATION TECHNOLOGY - 15.30%
Communications Equipment - 5.55%
ARRIS International PLC (a)	667,600	17,738,132
Telefonaktiebolaget LM Ericsson - ADR (l)	2,421,300	15,496,320
		33,234,452
Software - 6.99%
Microsoft Corp. (c)	203,400	18,564,318
Oracle Corp. (c)	507,700	23,227,275
		41,791,593
Technology Hardware, Storage & Peripherals - 2.76%
Hewlett Packard Enterprise Company	940,400	16,494,616
TOTAL INFORMATION TECHNOLOGY		91,520,661

MATERIALS - 1.83%
Chemicals - 1.15%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $6,892,250) (a) (f) (i) (m) (o) (u)	32,422	6,892,269

Metals & Mining - 0.68%
American Zinc Recycling LLC (a) (f) (i) (u)	4,688	1,940,504
CB Noranda Aluminum Acquisition Corp. - Escrow (a) (f) (i) (u)	41,000	0
GHW Holdco LLC (Acquired 10/28/2016 - 10/23/2017, Cost $812,999) (a) (f) (i) (m) (o) (u)	40	1,990,920
Real Industry, Inc. (a)	389,782	120,832
		4,052,256
TOTAL MATERIALS		10,944,525

REAL ESTATE - 6.14%
Equity Real Estate Investment Trusts - 6.14%
The GEO Group, Inc.	465,400	9,526,738
Seritage Growth Properties (l)	764,500	27,177,975
TOTAL REAL ESTATE		36,704,713

TELECOMMUNICATION SERVICES - 2.67%
Wireless Telecommunication Services - 2.67%
Vodafone Group PLC - ADR	573,500	15,954,770
TOTAL TELECOMMUNICATION SERVICES		15,954,770

Total common stocks (Cost $551,325,140)		564,893,122

PREFERRED STOCKS - 0.47%
FINANCIALS - 0.47%
Thrifts & Mortgage Finance - 0.47%
Federal Home Loan Mortgage Corp. - Series K (a)	33,900	284,930
Federal Home Loan Mortgage Corp. - Series N (a)	118,600	948,800
Federal Home Loan Mortgage Corp. - Series S (a)	18,700	149,881
Federal Home Loan Mortgage Corp. - Series Z (a)	248,000	1,426,000
TOTAL FINANCIALS		2,809,611

Total preferred stocks (Cost $1,935,636)		2,809,611

CONVERTIBLE BONDS - 0.04%	Principal
ENERGY - 0.04%	Amount
Oil, Gas & Consumable Fuels - 0.04%
Cobalt International Energy, Inc.
2.625%, 12/01/2019 (d)	$10,000,000	225,000
TOTAL ENERGY		225,000

Total convertible bonds (Cost $1,067,500)		225,000

CORPORATE BONDS - 1.08%
ENERGY - 0.42%
Oil, Gas & Consumable Fuels - 0.42%
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)	2,500,000	2,509,375
TOTAL ENERGY		2,509,375

MATERIALS - 0.66%
Metals & Mining - 0.66%
New Day Aluminum LLC
4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 - 03/30/2018, Cost $316,430) (f) (i) (m) (p) (u)	1,091,735	1,091,735
4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 - 03/30/2018, Cost $795,512) (f) (i) (m) (p) (u)	2,937,229	2,838,685
TOTAL MATERIALS		3,930,420

Total corporate bonds (Cost $3,547,598)		6,439,795

TERM LOANS - 0.63%
MATERIALS - 0.63%
Chemicals - 0.63%
Iracore International Holdings, Inc.
10.875% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $3,802,486) (b) (f) (i) (m) (u)	3,802,486	3,802,486
TOTAL MATERIALS		3,802,486

Total term loans (Cost $3,802,486)		3,802,486
	Shares
WARRANTS - 0.43%	Held
CONSUMER DISCRETIONARY - 0.11%
Automobiles - 0.11%
General Motors Company (a)
Expiration: July 2019, Exercise Price: $18.33	33,866	638,035
TOTAL CONSUMER DISCRETIONARY		638,035

ENERGY - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Lonestar Resources America, Inc. (a) (f) (i)
Expiration: December 2021, Exercise Price: $5.00	80,000	0
TOTAL ENERGY		0

FINANCIALS - 0.32%
Insurance - 0.32%
American International Group, Inc. (a)
Expiration: January 2021, Exercise Price: $43.85	117,400	1,925,360
TOTAL FINANCIALS		1,925,360
Total warrants (Cost $1,745,022)		2,563,395
Total long-term investments (Cost $563,423,383)		580,733,409

COLLATERAL FOR SECURITIES ON LOAN - 4.55%
Money Market Funds - 4.55%
Invesco Government & Agency Portfolio - Institutional Class, 1.55%^	27,196,038	27,196,038
Total collateral for securities on loan (Cost $27,196,038)		27,196,038
	Principal
SHORT-TERM INVESTMENTS - 2.71%	Amount
Time Deposits - 2.71%
BNP Paribas, 1.05%, 04/02/2018*		$16,215,028	16,215,028
Brown Brothers Harriman & Co., 0.88%, 04/03/2018*	AUD	41	32
Brown Brothers Harriman & Co., 0.53%, 04/02/2018*	CAD	9	7
Brown Brothers Harriman & Co., 0.23%, 04/03/2018*	GBP	33	45
Total short-term investments (Cost $16,215,110)			16,215,112

Total investments - 104.38% (Cost $606,834,530)			624,144,559

Liabilities in excess of other assets - (4.38)%			(26,196,906)

Net assets - 100.00%			$597,947,653

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2018.
(c)	- All or a portion of this security is segregated as collateral for futures contracts.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees. The total market value of these securities was $18,556,599, which represented 3.10% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(l)
 - All or a portion of this security is on loan.  The total market value of securities on loan was $26,503,066.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $16,616,095, which represented 2.78% of net assets.

(o)
 - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940
   Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2018, is set forth below:

Issuer Name	Shares Held at July 1, 2017	Additions	Reductions	Shares Held at March 31, 2018	Dividends	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value at March 31, 2018
GHW Holdco LLC	2	38	-	40	$-	$-	$1,177,921	$1,990,920
Iracore Investments Holdings, Inc.	32,422	-	-	32,422	-	-	-	6,892,269
					$-	$-	$1,177,921

(p)	- Payment in-kind (PIK) security.
(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $2,509,375, which represented 0.42% of net assets.

(u)	- Value determined using significant unobservable inputs.
(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $59,062,957, which represented 9.88% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
AUD	- Australian Dollar
CAD	- Canadian Dollar
GBP	- British Pound
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar
^	- Rate shown is the 7-day yield as of March 31, 2018.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Futures Contracts - March 31, 2018
Hotchkis & Wiley Value Opportunities Fund (Unaudited)
Description	Number of Contracts Purchased (Sold)	Expiration	Notional Amount	Value/Unrealized Appreciation (Depreciation)

British Pound Currency Futures	(112)	June 2018	$(9,840,600)	$(17,961)
Euro Fx Currency Futures	(90)	June 2018	(13,903,313)	105,523
			$(23,743,913)	$87,562

Schedule of Investments - March 31, 2018
Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 56.58%	Held	Value
CONSUMER DISCRETIONARY - 5.05%
Auto Components - 0.76%
Adient PLC	1,668	$99,680
Magna International, Inc.	3,017	170,008
		269,688
Automobiles - 1.09%
General Motors Company	10,743	390,401
General Motors Company - Escrow (a) (f) (i) (u)	4,600	0
		390,401
Media - 1.24%
Discovery Communications, Inc. - Class A (a)	2,169	46,482
Discovery Communications, Inc. - Class C (a)	20,272	395,709
		442,191
Specialty Retail - 1.53%
Bed Bath & Beyond, Inc.	9,457	198,502
Office Depot, Inc.	162,121	348,560
		547,062
Textiles, Apparel & Luxury Goods - 0.43%
Quiksilver, Inc. (a) (f) (i) (u)	6,960	152,006
Quiksilver, Inc. - Escrow (a) (f) (i) (u)	64,000	0
		152,006
TOTAL CONSUMER DISCRETIONARY		1,801,348

CONSUMER STAPLES - 0.30%
Food & Staples Retailing - 0.30%
Tesco PLC - ADR	12,213	105,765
TOTAL CONSUMER STAPLES		105,765

ENERGY - 8.44%
Energy Equipment & Services - 2.18%
Borr Drilling Ltd. (a)	24,134	118,841
C&J Energy Services, Inc. (a)	9,535	246,193
Frank's International NV (a)	18,055	98,039
Nine Energy Service, Inc. (a)	3,934	95,793
Quintana Energy Services, Inc. (a)	22,365	218,059
		776,925
Oil, Gas & Consumable Fuels - 6.26%
Cairn Energy PLC - ADR (a)	40,296	240,970
Energy XXI Gulf Coast, Inc. (a)	43,360	166,502
Kosmos Energy Ltd. (a)	50,773	319,870
Marathon Oil Corp.	7,191	115,991
Murphy Oil Corp.	3,239	83,696
Ophir Energy PLC - ADR (a)	252,097	372,020
Rockhopper Exploration PLC (a)	152,389	49,281
Sanchez Energy Corp. (a)	34,755	108,783
Warren Resources, Inc. (a) (f) (i) (u)	1,559	2,156
Whiting Petroleum Corp. (a)	22,916	775,478
		2,234,747
TOTAL ENERGY		3,011,672

FINANCIALS - 15.86%
Banks - 8.37%
Bank of America Corp.	6,332	189,897
Barclays PLC - ADR	39,158	462,848
Citigroup, Inc.	4,834	326,295
Citizens Financial Group, Inc.	1,872	78,587
Credito Valtellinese SpA (a) (v)	2,639,473	373,572
Popular, Inc.	19,727	821,037
Societe Generale SA - ADR	18,900	205,632
Wells Fargo & Company	10,040	526,195
		2,984,063
Capital Markets - 1.99%
Credit Suisse Group AG - ADR (a)	5,896	98,994
Fifth Street Asset Management, Inc. (a)	176,631	231,387
Motors Liquidation Company GUC Trust (a)	40,476	378,450
		708,831

Consumer Finance - 1.15%
Capital One Financial Corp.	3,220	308,540
Santander Consumer USA Holdings, Inc.	6,246	101,810
		410,350
Insurance - 4.35%
American International Group, Inc. (c)	18,722	1,018,851
Global Indemnity Ltd.	2,773	95,724
Zurich Insurance Group AG - ADR	13,389	438,958
		1,553,533
TOTAL FINANCIALS		5,656,777

HEALTH CARE - 2.86%
Health Care Equipment & Supplies - 0.70%
Koninklijke Philips NV	6,491	248,670

Health Care Providers & Services - 0.54%
Anthem, Inc.	887	194,874

Pharmaceuticals - 1.62%
GlaxoSmithKline PLC - ADR	9,037	353,076
Sanofi - ADR	5,613	224,969
		578,045
TOTAL HEALTH CARE		1,021,589

INDUSTRIALS - 10.18%
Aerospace & Defense - 1.85%
BAE Systems PLC - ADR	15,291	508,579
Embraer SA - ADR	5,800	150,800
		659,379
Air Freight & Logistics - 1.46%
Royal Mail PLC - ADR	34,167	520,876

Airlines - 2.26%
WestJet Airlines Ltd.	43,915	807,844

Building Products - 0.72%
Masonite International Corp. (a)	4,167	255,645

Commercial Services & Supplies - 0.48%
LSC Communications, Inc.	9,783	170,713

Construction & Engineering - 0.29%
KBR, Inc.	6,390	103,454

Machinery - 2.84%
CNH Industrial NV	8,024	99,498
Cummins, Inc.	1,900	307,971
Danieli & C Officine Meccaniche SpA - ADR	33,293	606,764
		1,014,233
Professional Services - 0.28%
Hudson Global, Inc. (a)	51,558	100,023
TOTAL INDUSTRIALS		3,632,167

INFORMATION TECHNOLOGY - 8.09%
Communications Equipment - 3.17%
ARRIS International PLC (a)	22,106	587,356
Telefonaktiebolaget LM Ericsson - ADR	84,700	542,080
		1,129,436
Electronic Equipment, Instruments & Components - 0.80%
Corning, Inc. (c)	10,268	286,272

Software - 2.48%
Microsoft Corp. (c)	4,381	399,854
Oracle Corp.	10,580	484,035
		883,889
Technology Hardware, Storage & Peripherals - 1.64%
Hewlett Packard Enterprise Company	33,381	585,503
TOTAL INFORMATION TECHNOLOGY		2,885,100

MATERIALS - 1.16%
Chemicals - 0.16%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $57,250) (a) (f) (i) (m) (u)	269	57,184

Metals & Mining - 1.00%
American Zinc Recycling LLC (a) (f) (i) (u)	860	355,980
CB Noranda Aluminum Acquisition Corp. - Escrow (a) (f) (i) (u)	222,000	0
		355,980
TOTAL MATERIALS		413,164

REAL ESTATE - 3.38%
Equity Real Estate Investment Trusts - 3.38%
The GEO Group, Inc. (c)	19,334	395,767
Granite Real Estate Investment Trust	4,982	196,938
Seritage Growth Properties	17,257	613,487
TOTAL REAL ESTATE		1,206,192

TELECOMMUNICATION SERVICES - 1.26%
Wireless Telecommunication Services - 1.26%
Vodafone Group PLC - ADR (c)	16,091	447,652
TOTAL TELECOMMUNICATION SERVICES		447,652
Total common stocks (Cost $19,164,207)		20,181,426

INVESTMENT COMPANIES - 0.80%
Business Development Companies - 0.80%
Oaktree Specialty Lending Corp.	44,101	185,665
Oaktree Strategic Income Corp.	12,429	98,065
Total investment companies (Cost $279,592)		283,730

PREFERRED STOCKS - 0.77%
CONSUMER STAPLES - 0.20%
Food Products - 0.20%
Pinnacle Agriculture Enterprises LLC (Acquired 03/10/2017, Cost $69,351) (a) (f) (i) (m) (u)	94,387	69,846
TOTAL CONSUMER STAPLES		69,846

FINANCIALS - 0.57%
Banks - 0.44%
Royal Bank of Scotland Group PLC - Series S, 6.600%	6,161	157,660

Thrifts & Mortgage Finance - 0.13%
Federal Home Loan Mortgage Corp. - Series V (a)	10,323	46,970
TOTAL FINANCIALS		204,630
Total preferred stocks (Cost $281,900)		274,476

CORPORATE BONDS - 38.30%
CONSUMER DISCRETIONARY - 7.64%	Principal
Auto Components - 0.80%	Amount
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	$123,000	116,849
Delphi Technologies PLC
5.000%, 10/01/2025 (r)	90,000	86,513
The Goodyear Tire & Rubber Company
4.875%, 03/15/2027	85,000	81,980
		285,342
Hotels, Restaurants & Leisure - 1.59%
Interval Acquisition Corp.
5.625%, 04/15/2023	90,000	92,475
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (r)	90,000	95,625
National CineMedia LLC
5.750%, 08/15/2026	170,000	154,275
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)	105,000	101,063
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.125%, 08/15/2021 (r)	80,000	77,400

Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (e) (r)	45,000	45,106
		565,944
Household Durables - 0.39%
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	140,000	140,000

Leisure Products - 0.56%
Silversea Cruise Finance Ltd.
7.250%, 02/01/2025 (r)	105,000	111,562
Vista Outdoor, Inc.
5.875%, 10/01/2023	95,000	89,063
		200,625
Media - 3.15%
Altice France SA
6.000%, 05/15/2022 (r)	63,000	61,661
Altice Luxembourg SA
7.625%, 02/15/2025 (r)	119,000	102,191
CCO Holdings LLC / CCO Holdings Capital Corp.
5.750%, 02/15/2026 (r)	100,000	99,751
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)	129,000	133,354
8.375%, 08/15/2022 (r)	40,000	40,800
MDC Partners, Inc.
6.500%, 05/01/2024 (r)	122,000	119,255
Meredith Corp.
6.875%, 02/01/2026 (r)	7,000	7,201
Multi-Color Corp.
4.875%, 11/01/2025 (r)	110,000	103,125
Salem Media Group, Inc.
6.750%, 06/01/2024 (r)	125,000	120,313
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)	134,000	126,463
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (r)	55,000	53,144
VTR Finance BV
6.875%, 01/15/2024 (r)	149,000	155,556
		1,122,814
Multiline Retail - 0.49%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)	124,000	119,195
8.625%, 03/15/2025 (r)	60,000	56,550
		175,745
Specialty Retail - 0.66%
PetSmart, Inc.
7.125%, 03/15/2023 (r)	69,000	39,503
5.875%, 06/01/2025 (r)	150,000	109,125
Staples, Inc.
8.500%, 09/15/2025 (r)	92,000	85,330
		233,958
TOTAL CONSUMER DISCRETIONARY		2,724,428

CONSUMER STAPLES - 0.71%
Food Products - 0.71%
Pinnacle Operating Corp.
9.000%, 05/15/2023 (i) (r)	135,499	128,724
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (r)	125,000	126,250
		254,974
TOTAL CONSUMER STAPLES		254,974

ENERGY - 11.72%
Energy Equipment & Services - 4.76%
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (i) (r)	175,000	143,063
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025 (r)	100,000	106,250
Jonah Energy LLC / Jonah Energy Finance Corp.
7.250%, 10/15/2025 (r)	120,000	108,600
KCA Deutag UK Finance PLC
9.875%, 04/01/2022 (r)	100,000	104,250
9.625%, 04/01/2023 (e) (r)	15,000	15,131
McDermott International, Inc.
8.000%, 05/01/2021 (r)	219,000	224,748

Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (r)	115,000	116,403
PHI, Inc.
5.250%, 03/15/2019	194,000	191,103
SESI LLC
7.750%, 09/15/2024 (r)	145,000	150,438
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)	90,000	90,563
Transocean, Inc.
9.000%, 07/15/2023 (r)	169,000	180,407
Ultra Resources, Inc.
7.125%, 04/15/2025 (r)	165,000	135,919
Unit Corp.
6.625%, 05/15/2021	130,000	130,650
		1,697,525
Oil, Gas & Consumable Fuels - 6.96%
American Midstream Partners LP / American Midstream Finance Corp.
8.500%, 12/15/2021 (r)	105,000	106,313
Bill Barrett Corp.
8.750%, 06/15/2025 (i)	100,000	108,500
Callon Petroleum Company
6.125%, 10/01/2024	85,000	87,363
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021	153,000	149,175
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025	75,000	78,750
Cobalt International Energy, Inc.
10.750%, 12/01/2021 (d)	334,000	366,564
Comstock Resources, Inc.
10.000% Cash or 12.250% PIK, 03/15/2020 (p)	137,000	141,453
GasLog Ltd.
8.875%, 03/22/2022 (i)	137,000	142,823
Holly Energy Partners LP / Holly Energy Finance Corp.
6.000%, 08/01/2024 (r)	83,000	85,075
Kosmos Energy Ltd.
7.875%, 08/01/2021 (r)	370,000	378,324
Lonestar Resources America, Inc.
11.250%, 01/01/2023 (r)	105,000	105,263
PBF Holding Company LLC / PBF Finance Corp.
7.250%, 06/15/2025	115,000	119,744
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	140,000	142,450
PetroQuest Energy, Inc.
1.000% Cash and 9.000% PIK, 02/15/2021 (i) (p)	144,271	116,138
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)	90,000	90,338
Sanchez Energy Corp.
6.125%, 01/15/2023	184,000	135,125
Whiting Petroleum Corp.
6.625%, 01/15/2026 (r)	130,000	131,138
		2,484,536
TOTAL ENERGY		4,182,061

FINANCIALS - 1.22%
Banks - 1.18%
Park Aerospace Holdings Ltd.
5.500%, 02/15/2024 (r)	128,000	124,480
Popular, Inc.
7.000%, 07/01/2019	137,000	140,425
Societe Generale SA
7.375% (Fixed until 09/12/2021, then 5 Year Swap Rate USD + 6.238%), Perpetual (r)	145,000	154,606
		419,511
Consumer Finance - 0.04%
Credit Acceptance Corp.
7.375%, 03/15/2023	15,000	15,694
TOTAL FINANCIALS		435,205

HEALTH CARE - 4.51%
Health Care Equipment & Supplies - 0.36%
Halyard Health, Inc.
6.250%, 10/15/2022 (c)	124,000	127,720

Health Care Providers & Services - 2.30%
Centene Corp.
6.125%, 02/15/2024	65,000	67,808
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022	226,000	131,928
6.250%, 03/31/2023	150,000	138,937
DaVita, Inc.
5.000%, 05/01/2025	85,000	82,369
DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (r)	149,000	150,117
HCA, Inc.
5.000%, 03/15/2024	14,000	14,175
LifePoint Health, Inc.
5.875%, 12/01/2023	110,000	111,480
Tenet Healthcare Corp.
6.750%, 06/15/2023	128,000	125,760
		822,574
Pharmaceuticals - 1.85%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (r)	134,000	132,995
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)	177,000	134,520
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.750%, 08/01/2022 (r)	189,000	162,540
Valeant Pharmaceuticals International, Inc.
7.000%, 03/15/2024 (r)	80,000	83,700
6.125%, 04/15/2025 (r)	168,000	145,614
		659,369
TOTAL HEALTH CARE		1,609,663

INDUSTRIALS - 5.67%
Building Products - 1.42%
Ashton Woods USA LLC / Ashton Woods Finance Company
6.750%, 08/01/2025 (r)	155,000	151,900
Builders FirstSource, Inc.
5.625%, 09/01/2024 (r)	125,000	126,094
FBM Finance, Inc.
8.250%, 08/15/2021 (r)	100,000	105,000
Standard Industries, Inc.
6.000%, 10/15/2025 (r)	119,000	122,570
		505,564
Commercial Services & Supplies - 1.69%
APTIM Corp.
7.750%, 06/15/2025 (r)	135,000	117,113
Herc Rentals, Inc.
7.750%, 06/01/2024 (r)	123,000	133,762
LSC Communications, Inc.
8.750%, 10/15/2023 (r)	130,000	134,263
Matthews International Corp.
5.250%, 12/01/2025 (r)	90,000	88,875
Zachry Holdings, Inc.
7.500%, 02/01/2020 (r)	126,000	127,575
		601,588
Construction & Engineering - 0.52%
AECOM
5.875%, 10/15/2024 (c)	78,000	81,998
Tutor Perini Corp.
6.875%, 05/01/2025 (r)	100,000	103,250
		185,248
Electrical Equipment - 0.38%
General Cable Corp.
5.750%, 10/01/2022	132,000	136,125

Machinery - 0.96%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (r)	85,000	88,506
Meritor, Inc.
6.250%, 02/15/2024	124,000	129,425
Navistar International Corp.
6.625%, 11/01/2025 (r)	125,000	125,313
		343,244
Professional Services - 0.40%
Enviva Partners LP / Enviva Partners Finance Corp.
8.500%, 11/01/2021	135,000	143,269

Trading Companies & Distributors - 0.30%
Beacon Escrow Corp.
4.875%, 11/01/2025 (r)	50,000	47,875
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (d) (i) (r)	82,000	58,425
		106,300
TOTAL INDUSTRIALS		2,021,338

INFORMATION TECHNOLOGY - 0.55%
Communications Equipment - 0.31%
CommScope Technologies LLC
6.000%, 06/15/2025 (r)	107,000	111,868

Software - 0.24%
Nuance Communications, Inc.
5.625%, 12/15/2026	85,000	83,938
TOTAL INFORMATION TECHNOLOGY		195,806

MATERIALS - 3.97%
Chemicals - 2.33%
Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 02/01/2025 (r)	125,000	127,188
The Chemours Company
7.000%, 05/15/2025	76,000	82,460
Hexion, Inc.
6.625%, 04/15/2020	143,000	134,063
Momentive Performance Materials, Inc.
3.880%, 10/24/2021	150,000	157,687
Platform Specialty Products Corp.
6.500%, 02/01/2022 (r)	64,000	65,200
5.875%, 12/01/2025 (r)	70,000	68,513
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	199,000	196,014
		831,125
Containers & Packaging - 0.25%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (r)	90,000	90,225

Metals & Mining - 1.39%
Century Aluminum Company
7.500%, 06/01/2021 (r)	110,000	112,475
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375%, 12/15/2023 (r)	140,000	147,350
New Day Aluminum LLC
4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 - 03/30/2018, Cost $17,402) (f) (i) (m) (p) (u)	64,255	62,099
4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 - 03/30/2018, Cost $6,922) (f) (i) (m) (p) (u)	23,883	23,883
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)	140,000	148,399
		494,206
TOTAL MATERIALS		1,415,556

REAL ESTATE - 0.36%
Equity Real Estate Investment Trusts - 0.36%
The GEO Group, Inc.
5.875%, 10/15/2024	129,000	128,355
TOTAL REAL ESTATE		128,355

TELECOMMUNICATION SERVICES - 1.16%
Diversified Telecommunication Services - 0.65%
Sable International Finance Ltd.
6.875%, 08/01/2022 (r)	84,000	88,410
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
8.250%, 10/15/2023	151,000	143,450
		231,860
Wireless Telecommunication Services - 0.51%
Telesat Canada / Telesat LLC
8.875%, 11/15/2024 (r)	165,000	181,500
TOTAL TELECOMMUNICATION SERVICES		413,360

UTILITIES - 0.79%
Electric Utilities - 0.28%
Itron, Inc.
5.000%, 01/15/2026 (r)	100,000	98,780

Independent Power and Renewable Electricity Producers - 0.51%
Dynegy, Inc.
7.625%, 11/01/2024 (c)	72,000	78,030
NRG Energy, Inc.
7.250%, 05/15/2026	97,000	103,305
		181,335
TOTAL UTILITIES		280,115

Total corporate bonds (Cost $13,619,224)		13,660,861

TERM LOANS - 2.52%
CONSUMER DISCRETIONARY - 0.72%
Specialty Retail - 0.50%
Office Depot, Inc.
8.723% (1 Month LIBOR USD + 7.000%), 11/08/2022 (b)	68,250	69,658
Staples, Inc.
5.787% (3 Month LIBOR USD + 4.000%), 09/12/2024 (b)	109,725	108,888
		178,546
Textiles, Apparel & Luxury Goods - 0.22%
Boardriders, Inc.
8.506% (3 Month LIBOR USD + 6.500%), 03/20/2024 (b) (e)	80,000	79,200
TOTAL CONSUMER DISCRETIONARY		257,746

ENERGY - 0.87%
Energy Equipment & Services - 0.58%
Fieldwood Energy LLC
8.693% (3 Month LIBOR USD + 7.000%), 08/31/2020 (b) (d) (p)	80,218	79,984
9.002% (1 Month LIBOR USD + 7.125%), 09/30/2020 (b) (d) (p)	106,704	22,408
9.002% (1 Month LIBOR USD + 7.125%), 09/30/2020 (b) (d) (p)	108,296	104,099
		206,491
Oil, Gas & Consumable Fuels - 0.29%
International Seaways, Inc.
7.150% (1 Month LIBOR USD + 5.500%), 06/22/2022 (b)	103,688	103,471
TOTAL ENERGY		309,962

HEALTH CARE - 0.32%
Health Care Providers & Services - 0.32%
Wink Holdco, Inc.
8.420% (1 Month LIBOR USD + 6.750%), 12/01/2025 (b)	115,000	115,288
TOTAL HEALTH CARE		115,288

INDUSTRIALS - 0.28%
Trading Companies & Distributors - 0.28%
Real Alloy Holding, Inc.
10.00%, 05/16/2018 (i)	104,000	74,100
Real Alloy North America
11.500%, 05/16/2018 (f) (i)	24,609	24,609
TOTAL INDUSTRIALS		98,709

INFORMATION TECHNOLOGY - 0.24%
Software - 0.24%
McAfee LLC
6.377% (1 Month LIBOR USD + 4.500%), 09/30/2024 (b)	84,600	85,578
TOTAL INFORMATION TECHNOLOGY		85,578

MATERIALS - 0.09%
Chemicals - 0.09%
Iracore International Holdings, Inc.
10.875% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $31,585) (b) (f) (i) (m) (u)	31,585	31,585
TOTAL MATERIALS		31,585

Total term loans (Cost $980,747)		898,868
Total long-term investments (Cost $34,325,670)		35,299,361

SHORT-TERM INVESTMENTS - 1.01%
Time Deposits - 1.01%
Brown Brothers Harriman & Co., 0.88%, 04/03/2018*	AUD	1	1
Citigroup, Inc., 1.05%, 04/02/2018*		$360,466	360,466
Total short-term investments (Cost $360,467)			360,467

Total investments - 99.98% (Cost $34,686,137)			35,659,828

Other assets in excess of liabilities - 0.02%			7,462

Net assets - 100.00%			$35,667,290

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2018.
(c)	- All or a portion of this security is segregated as collateral for bridge loan commitments, delayed delivery securities and/or unfunded loan commitments.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was
   $779,348, which represented 2.19% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $244,597, which represented
   0.69% of net assets.

(p)	- Payment in-kind (PIK) security.
(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $8,748,847, which represented 24.53% of net assets.

(u)	- Value determined using significant unobservable inputs.
(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $373,572, which represented 1.05% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
AUD	- Australian Dollar
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2018
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 88.51%	Amount	Value

Advertising - 0.66%
MDC Partners, Inc.
6.500%, 05/01/2024 (r)	$18,345,000	$17,932,237

Auto Parts & Equipment - 2.43%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	20,929,000	19,882,550
Delphi Technologies PLC
5.000%, 10/01/2025 (r)	15,125,000	14,538,906
The Goodyear Tire & Rubber Company
4.875%, 03/15/2027	13,850,000	13,357,909
Meritor, Inc.
6.250%, 02/15/2024	17,618,000	18,388,788
		66,168,153
Automakers - 0.70%
Navistar International Corp.
6.625%, 11/01/2025 (r)	18,995,000	19,042,487

Banking - 1.31%
Popular, Inc.
7.000%, 07/01/2019	21,336,000	21,869,400
Societe Generale SA
7.375% (Fixed until 09/12/2021, then 5 Year Swap Rate + 6.238%), Perpetual (r)	12,954,000	13,812,203
		35,681,603
Building & Construction - 3.28%
Ashton Woods USA LLC / Ashton Woods Finance Company
6.750%, 08/01/2025 (r)	23,295,000	22,829,100
Tutor Perini Corp.
6.875%, 05/01/2025 (r)	16,887,000	17,435,827
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	25,699,000	25,699,000
Zachry Holdings, Inc.
7.500%, 02/01/2020 (r)	23,085,000	23,373,563
		89,337,490
Building Materials - 3.44%
Beacon Escrow Corp.
4.875%, 11/01/2025 (r)	14,140,000	13,539,050
Builders FirstSource, Inc.
5.625%, 09/01/2024 (r)	20,109,000	20,284,954
FBM Finance, Inc.
8.250%, 08/15/2021 (r)	18,369,000	19,287,450
Standard Industries, Inc.
6.000%, 10/15/2025 (r)	19,405,000	19,987,150
WESCO Distribution, Inc.
5.375%, 06/15/2024	20,424,000	20,602,710
		93,701,314
Cable & Satellite TV - 4.73%
Altice France SA
6.000%, 05/15/2022 (r)	12,686,000	12,416,423
Altice Luxembourg SA
7.625%, 02/15/2025 (r)	19,901,000	17,089,984
Cable One, Inc.
5.750%, 06/15/2022 (r)	14,581,000	14,909,072
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 05/01/2025 (r)	13,778,000	13,605,775
5.750%, 02/15/2026 (r)	26,648,000	26,581,646
Virgin Media Finance PLC
6.375%, 04/15/2023 (r)	12,690,000	12,943,800
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (r)	12,125,000	11,715,781
VTR Finance BV
6.875%, 01/15/2024 (r)	19,020,000	19,857,070
		129,119,551
Chemicals - 4.01%
Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 02/01/2025 (r)	20,293,000	20,648,127
The Chemours Company
7.000%, 05/15/2025 (c)	15,517,000	16,835,945
Hexion, Inc.
6.625%, 04/15/2020 (c)	22,588,000	21,176,250
Momentive Performance Materials, Inc.
3.880%, 10/24/2021 (c)	25,439,000	26,742,749
Momentive Performance Materials, Inc. - Escrow
8.875%, 10/15/2020 (a) (f) (i) (u)	24,222,000	0
Platform Specialty Products Corp.
6.500%, 02/01/2022 (r)	12,768,000	13,007,400
5.875%, 12/01/2025 (r)	11,060,000	10,824,975
		109,235,446
Consumer/Commercial/Lease Financing - 2.22%
Credit Acceptance Corp.
6.125%, 02/15/2021	17,233,000	17,443,243
7.375%, 03/15/2023	2,130,000	2,228,512
DAE Funding LLC
5.000%, 08/01/2024 (r)	20,805,000	19,738,744
Park Aerospace Holdings Ltd.
5.500%, 02/15/2024 (r)	21,830,000	21,229,675
		60,640,174
Department Stores - 1.03%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)	20,059,000	19,281,714
8.625%, 03/15/2025 (r)	9,305,000	8,769,962
		28,051,676
Diversified Capital Goods - 1.62%
EnPro Industries, Inc.
5.875%, 09/15/2022	12,017,000	12,482,659
General Cable Corp.
5.750%, 10/01/2022	16,340,000	16,850,625
Matthews International Corp.
5.250%, 12/01/2025 (r)	15,135,000	14,945,812
		44,279,096

Electric - Generation - 1.17%
Dynegy, Inc.
7.625%, 11/01/2024 (c)	14,660,000	15,887,775
NRG Energy, Inc.
7.250%, 05/15/2026	15,158,000	16,143,270
		32,031,045
Electronics - 0.50%
Sensata Technologies BV
5.625%, 11/01/2024 (r)	13,007,000	13,641,091

Energy - Exploration & Production - 9.98%
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (i) (r)	21,501,000	17,577,067
Bill Barrett Corp.
8.750%, 06/15/2025 (i)	14,615,000	15,857,275
Callon Petroleum Company
6.125%, 10/01/2024	14,587,000	14,992,519
Cobalt International Energy, Inc.
10.750%, 12/01/2021 (d)	21,815,000	23,941,962
Comstock Resources, Inc.
10.000% Cash or 12.250% PIK, 03/15/2020 (p)	21,316,000	22,008,770
Jonah Energy LLC / Jonah Energy Finance Corp.
7.250%, 10/15/2025 (r)	18,950,000	17,149,750
Kosmos Energy Ltd.
7.875%, 08/01/2021 (r)	24,056,000	24,597,260
Lonestar Resources America, Inc.
11.250%, 01/01/2023 (r)	17,225,000	17,268,063
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (r)	19,764,000	20,005,121
PetroQuest Energy, Inc.
1.000% Cash and 9.000% PIK, 02/15/2021 (i) (p)	23,285,081	18,744,490
Sanchez Energy Corp.
6.125%, 01/15/2023 (c)	27,752,000	20,380,375
Ultra Resources, Inc.
7.125%, 04/15/2025 (r)	19,185,000	15,803,644
Unit Corp.
6.625%, 05/15/2021	22,592,000	22,704,960
Whiting Petroleum Corp.
6.625%, 01/15/2026 (r)	21,080,000	21,264,450
		272,295,706
Food - Wholesale - 2.14%
Pinnacle Operating Corp.
9.000%, 05/15/2023 (i) (r)	21,872,134	20,778,527
Shearer's Foods LLC / Chip Finance Corp.
9.000%, 11/01/2019 (r)	16,873,000	17,252,643
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (r)	20,090,000	20,290,900
		58,322,070
Forestry/Paper - 2.85%
Boise Cascade Company
5.625%, 09/01/2024 (r)	14,918,000	15,328,245
Enviva Partners LP / Enviva Partners Finance Corp.
8.500%, 11/01/2021	19,707,000	20,914,054
Neenah Paper, Inc.
5.250%, 05/15/2021 (i) (r)	16,563,000	16,852,852
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	24,877,000	24,503,845
		77,598,996
Gaming - 1.55%
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (r)	12,554,000	13,338,625
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)	18,252,000	17,567,550
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.125%, 08/15/2021 (r)	11,698,000	11,317,815
		42,223,990
Gas Distribution - 3.34%
American Midstream Partners LP / American Midstream Finance Corp.
8.500%, 12/15/2021 (r)	17,831,000	18,053,887
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025	16,763,000	17,601,150
Holly Energy Partners LP / Holly Energy Finance Corp.
6.000%, 08/01/2024 (r)	20,296,000	20,803,400
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	19,784,000	20,130,220
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)	14,370,000	14,423,888
		91,012,545
Health Facilities - 3.40%
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022	20,132,000	11,752,055
6.250%, 03/31/2023	15,532,000	14,386,515
HCA, Inc.
5.000%, 03/15/2024 (c)	7,817,000	7,914,712
5.375%, 02/01/2025 (c)	20,148,000	20,248,740
LifePoint Health, Inc.
5.875%, 12/01/2023	17,882,000	18,122,513
Tenet Healthcare Corp.
6.750%, 06/15/2023 (c)	20,586,000	20,225,745
		92,650,280
Health Services - 0.50%
DaVita, Inc.
5.000%, 05/01/2025	14,140,000	13,702,367

Hotels - 0.28%
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (e) (r)	7,625,000	7,641,156

Machinery - 1.57%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (r)	13,335,000	13,885,069
Itron, Inc.
5.000%, 01/15/2026 (r)	16,485,000	16,283,883
Welbilt, Inc.
9.500%, 02/15/2024	11,393,000	12,760,160
		42,929,112
Managed Care - 0.48%
Centene Corp.
6.125%, 02/15/2024 (c)	12,602,000	13,146,406

Media - Diversified - 0.74%
National CineMedia LLC
5.750%, 08/15/2026	22,393,000	20,321,647

Media Content - 1.46%
Salem Media Group, Inc.
6.750%, 06/01/2024 (r)	19,945,000	19,197,063
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)	21,764,000	20,539,775
		39,736,838
Medical Products - 2.05%
DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (r)	16,068,000	16,188,510
Halyard Health, Inc.
6.250%, 10/15/2022	20,007,000	20,607,210
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (r)	18,397,000	19,132,880
		55,928,600
Metals/Mining Excluding Steel - 3.00%
Century Aluminum Company
7.500%, 06/01/2021 (r)	21,742,000	22,231,195
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375%, 12/15/2023 (r)	15,720,000	16,545,300
Kaiser Aluminum Corp.
5.875%, 05/15/2024	12,178,000	12,634,675
New Day Aluminum LLC
4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 - 03/30/2018, Cost $108,820) (f) (i) (m) (p) (u)	369,235	369,235
4.000% Cash and 6.000% PIK, 10/28/2020 (Acquired 10/28/2016 - 03/30/2018, Cost $269,189) (f) (i) (m) (p) (u)	993,398	960,069
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)	22,262,000	23,597,720
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (d) (i) (r)	7,609,000	5,421,413
		81,759,607
Oil Field Equipment & Services - 5.05%
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025 (r)	13,751,000	14,610,438
KCA Deutag UK Finance PLC
9.875%, 04/01/2022 (r)	16,509,000	17,210,632
9.625%, 04/01/2023 (e) (r)	2,285,000	2,304,994
McDermott International, Inc.
8.000%, 05/01/2021 (r)	23,648,000	24,268,760
PHI, Inc.
5.250%, 03/15/2019	23,221,000	22,874,310
SESI LLC
7.750%, 09/15/2024 (r)	20,464,000	21,231,400
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)	13,905,000	13,991,906
Transocean, Inc.
9.000%, 07/15/2023 (r)	19,773,000	21,107,678
		137,600,118
Oil Refining & Marketing - 1.16%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021	17,394,000	16,959,150
PBF Holding Company LLC / PBF Finance Corp.
7.250%, 06/15/2025	14,030,000	14,608,737
		31,567,887
Packaging - 0.96%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (r)	14,655,000	14,691,638
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.125%, 07/15/2023 (r)	11,360,000	11,484,392
		26,176,030
Personal & Household Products - 0.92%
Central Garden & Pet Company
6.125%, 11/15/2023	10,095,000	10,587,131
Vista Outdoor, Inc.
5.875%, 10/01/2023	15,507,000	14,537,813
		25,124,944
Pharmaceuticals - 3.39%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (r)	20,932,000	20,775,010
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)	24,350,000	18,506,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.750%, 08/01/2022 (r)	25,106,000	21,591,160
Valeant Pharmaceuticals International, Inc.
7.000%, 03/15/2024 (r)	12,705,000	13,292,606
6.125%, 04/15/2025 (r)	21,057,000	18,251,155
		92,415,931
Printing & Publishing - 2.40%
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)	19,825,000	20,494,094
8.375%, 08/15/2022 (r)	6,470,000	6,599,400
LSC Communications, Inc.
8.750%, 10/15/2023 (r)	19,349,000	19,983,647
Meredith Corp.
6.875%, 02/01/2026 (r)	1,340,000	1,378,525
Multi-Color Corp.
4.875%, 11/01/2025 (r)	18,160,000	17,025,000
		65,480,666
Recreation & Travel - 1.25%
Interval Acquisition Corp.
5.625%, 04/15/2023	15,833,000	16,268,407
Silversea Cruise Finance Ltd.
7.250%, 02/01/2025 (r)	16,793,000	17,842,563
		34,110,970
Software/Services - 2.62%
First Data Corp.
7.000%, 12/01/2023 (r)	12,236,000	12,893,685
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
6.000%, 07/15/2025 (r)	13,423,000	13,808,911
Nuance Communications, Inc.
5.625%, 12/15/2026	14,892,000	14,705,850
PTC, Inc.
6.000%, 05/15/2024	11,132,000	11,716,430
VeriSign, Inc.
5.250%, 04/01/2025	18,050,000	18,411,000
		71,535,876
Specialty Retail - 1.37%
Murphy Oil USA, Inc.
5.625%, 05/01/2027	16,041,000	16,181,359

PetSmart, Inc.
7.125%, 03/15/2023 (r)	11,110,000	6,360,475
5.875%, 06/01/2025 (r)	20,350,000	14,804,625
		37,346,459
Support - Services - 4.11%
AECOM
5.875%, 10/15/2024 (c)	16,974,000	17,843,917
APTIM Corp.
7.750%, 06/15/2025 (r)	19,785,000	17,163,488
Ashtead Capital, Inc.
5.625%, 10/01/2024 (r)	12,089,000	12,633,005
The GEO Group, Inc.
5.875%, 10/15/2024	21,442,000	21,334,790
Herc Rentals, Inc.
7.750%, 06/01/2024 (r)	19,681,000	21,403,088
Sotheby's
4.875%, 12/15/2025 (r)	9,032,000	8,624,657
Staples, Inc.
8.500%, 09/15/2025 (r)	14,071,000	13,050,852
		112,053,797
Technology Hardware & Equipment - 1.55%
CDW LLC / CDW Finance Corp.
5.500%, 12/01/2024	12,467,000	13,062,923
CommScope Technologies LLC
6.000%, 06/15/2025 (r)	16,425,000	17,172,338
Ingram Micro, Inc.
5.450%, 12/15/2024	12,550,000	12,161,381
		42,396,642
Telecom - Wireless - 0.74%
Telesat Canada / Telesat LLC
8.875%, 11/15/2024 (r)	18,402,000	20,242,200

Telecom - Wireline Integrated & Services - 1.27%
Sable International Finance Ltd.
6.875%, 08/01/2022 (r)	13,102,000	13,789,855
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
8.250%, 10/15/2023	21,928,000	20,831,600
		34,621,455
Transport Infrastructure/Services - 1.28%
GasLog Ltd.
8.875%, 03/22/2022 (i)	18,955,000	19,760,588
XPO Logistics, Inc.
6.500%, 06/15/2022 (r)	14,631,000	15,143,085
		34,903,673
Total corporate bonds (Cost $2,421,416,940)		2,413,707,331

TERM LOANS - 3.96%
Energy - Exploration & Production - 0.67%
Fieldwood Energy LLC
8.693% (3 Month LIBOR USD + 7.000%), 08/31/2020 (b) (d) (p)	7,248,658	7,227,528
9.002% (1 Month LIBOR USD + 7.125%), 09/30/2020 (b) (d) (p)	8,119,192	1,705,030
9.002% (1 Month LIBOR USD + 7.125%), 09/30/2020 (b) (d) (p)	9,785,808	9,406,609
		18,339,167
Managed Care - 0.30%
Wink Holdco, Inc.
4.664% (1 Month LIBOR USD + 3.000%), 12/02/2024 (b)	8,229,375	8,207,526

Metals/Mining Excluding Steel - 0.34%
Real Alloy Holding, Inc.
10.00%, 05/16/2018 (i)	9,774,000	6,963,975
Real Alloy North America
11.500%, 05/16/2018 (f) (i)	2,299,856	2,299,856
		9,263,831

Oil Field Equipment & Services - 0.10%
Iracore International Holdings, Inc.
10.875% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $2,590,943) (b) (f) (i) (m) (u)	2,590,943	2,590,943

Software/Services - 0.52%
McAfee LLC
6.377% (1 Month LIBOR USD + 4.500%), 09/30/2024 (b)	13,943,030	14,104,211

Specialty Retail - 1.49%
Boardriders, Inc.
8.506% (3 Month LIBOR USD + 6.500%), 03/20/2024 (b) (e)	11,720,000	11,602,800
Office Depot, Inc.
8.723% (1 Month LIBOR USD + 7.000%), 11/08/2022 (b)	12,119,250	12,369,209
Staples, Inc.
5.787% (3 Month LIBOR USD + 4.000%), 09/12/2024 (b)	16,807,875	16,679,715
		40,651,724
Transportation Excluding Air/Rail - 0.54%
International Seaways, Inc.
7.150% (1 Month LIBOR USD + 5.500%), 06/22/2022 (b)	14,837,188	14,806,252
Total term loans (Cost $114,103,490)		107,963,654

	Shares
PREFERRED STOCKS - 1.26%	Held
Banking - 0.85%
Royal Bank of Scotland Group PLC - Series S, 6.600%	906,737	23,203,400

Food - Wholesale - 0.41%
Pinnacle Agriculture Enterprises LLC (Acquired 03/10/2017, Cost $11,192,395) (a) (f) (i) (m) (u)	15,232,907	11,272,351
Total preferred stocks (Cost $31,929,733)		34,475,751

COMMON STOCKS - 1.91%
Automakers - 0.00%
General Motors Company - Escrow (a) (f) (i) (u)	352,400	0

Energy - Exploration & Production - 0.06%
Energy XXI Gulf Coast, Inc. (a)	406,652	1,561,544
Warren Resources, Inc. (a) (f) (i) (u)	116,226	160,740
		1,722,284
Metals/Mining Excluding Steel - 1.21%
American Zinc Recycling LLC (a) (f) (i) (o) (u)	76,444	31,642,465
CB Noranda Aluminum Acquisition Corp. - Escrow (a) (f) (i) (u)	18,476,000	0
GHW Holdco LLC (Acquired 10/28/2016 - 10/23/2017, Cost $542,000) (a) (f) (i) (m) (o) (u)	27	1,327,446
		32,969,911
Oil Field Equipment & Services - 0.17%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $4,696,250) (a) (f) (i) (m) (o) (u)	22,092	4,696,318

Specialty Retail - 0.47%
Quiksilver, Inc. (a) (f) (i) (u)	582,983	12,732,348
Quiksilver, Inc. - Escrow (a) (f) (i) (u)	4,886,000	0
		12,732,348
Total common stocks (Cost $80,945,963)		52,120,861

WARRANTS - 0.00%
Energy - Exploration & Production - 0.00%
Lonestar Resources America, Inc. (a) (f) (i)
Expiration: December 2021, Exercise Price $5.00	180,000	0
Total warrants (Cost $763,200)		0
Total long-term investments (Cost $2,649,159,326)		2,608,267,597
	Principal
SHORT-TERM INVESTMENTS - 3.42%	Amount
Time Deposits - 3.42%
Banco Santander SA, 1.05%, 04/02/2018*	$48,848,456	48,848,456
Barclays PLC, 1.05%, 04/02/2018*	15,195,504	15,195,504
ING Group, 1.05%, 04/02/2018*	29,214,550	29,214,550
Total short-term investments (Cost $93,258,510)		93,258,510

Total investments - 99.06% (Cost $2,742,417,836)		2,701,526,107

Other assets in excess of liabilities - 0.94%		25,489,123

Net assets - 100.00%		$2,727,015,230

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2018.
(c)	- All or a portion of this security is segregated as collateral for bridge loan commitments, delayed delivery securities and/or unfunded loan commitments.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $68,051,771, which represented 2.50% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $21,216,362, which represented
   0.78% of net assets.

(o)
 - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940
   Act. A schedule of  the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2018, is set forth below:

Issuer Name	Shares Held at July 1, 2017	Additions	Reductions	Shares Held at March 31, 2018	Dividends	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value at March 31, 2018
American Zinc Recycling, LLC (Formerly Horsehead Holding LLC)	76,444	-	-	76,444	$-	$-	$12,154,497	$31,642,465
GHW Holdco LLC	1	26	-	27	-	-	785,446	1,327,446
Iracore Investments Holdings, Inc.	22,092	-	-	22,092	-	-	-	4,696,318
					$-	$-	$12,939,943

(p)	- Payment in-kind (PIK) security.
(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $1,521,725,286, which represented 55.80% of net assets.

(u)	- Value determined using significant unobservable inputs.
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average between the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of March 31, 2018:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value

Level 1 -- Quoted prices in an active market:
Common Stocks	$107,745,911	$367,706,317	$1,650,524,342	$735,411,093	$26,000,661
Money Market Funds	3,316,406	8,780,872	41,206,576	27,427,612	-
Level 2 -- Other significant observable market inputs:
Common Stocks:
Energy	-	-	60,153,691	2,090,228	-
Industrials	-	-	49,243,146	-	-
Time Deposits	438,145	3,862,828	47,319,798	8,434,714	843,895
Level 3 – Significant unobservable inputs	-	-	-	-	-
Total Investments	$111,500,462	$380,350,017	$1,848,447,553	$773,363,647	$26,844,556

	Global Value	International Value	Value Opportunities	Capital Income	High Yield

Level 1 -- Quoted prices in an active market:
Common Stocks	$5,962,361	$1,023,241	$495,006,472	$18,261,744	$1,561,544
Investment Companies	-	-	-	283,730	-
Preferred Stocks	-	-	2,374,800	204,630	23,203,400
Warrants	-	-	2,563,395	-	-
Money Market Funds	-	-	27,196,038	-	-

Level 2 -- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	134,097	97,389	-	-	-
Consumer Staples	420,128	221,468	4,936,169	-	-
Energy	103,381	58,575	3,847,979	372,020	-
Financials	1,167,637	533,704	21,498,512	373,572	-
Health Care	184,703	142,953	-	-	-
Industrials	705,514	314,785	28,780,297	606,764	-
Information Technology	-	118,577	-	-	-
Telecommunication Services	33,540	93,195	-	-	-
Preferred Stocks:
Financials	-	-	434,811	-	-
Convertible Bonds	-	-	225,000	-	-
Corporate Bonds	-	-	2,509,375	13,574,879	2,412,378,027
Term Loans	-	-	-	867,283	105,372,711
Warrants	-	-	0	-	0
Time Deposits	222,535	17,861	16,215,112	360,467	93,258,510

Level 3 -- Significant unobservable inputs:
Common Stocks:
Automakers	-	-	-	-	0
Consumer Discretionary	-	-	-	152,006	-
Energy	-	-	-	2,156	-
Energy – Exploration & Production	-	-	-	-	160,740
Materials	-	-	10,823,693	413,164	-
Metals/Mining Excluding Steel	-	-	-	-	32,969,911
Oil Field Equipment & Services	-	-	-	-	4,696,318
Specialty Retail	-	-	-	-	12,732,348
Preferred Stocks:
Consumer Staples	-	-	-	69,846	-
Food – Wholesale	-	-	-	-	11,272,351
Corporate Bonds	-	-	3,930,420	85,982	1,329,304
Term Loams	-	-	3,802,486	31,585	2,590,943

Total Investments	$8,933,896	$2,621,748	$624,144,559	$35,659,828	$2,701,526,107

Other Financial Instruments
Level 1 -- Quoted prices in an active market			$-
Level 2 -- Other significant observable market inputs:
Futures Contracts *			87,562
Level 3 -- Significant unobservable inputs			-

Total Other Financial Instruments			$87,562

* Futures contracts are derivative instruments not reflected on the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2018:

	Fair Value at March 31, 2018	Valuation Techniques	Unobservable Inputs	Input Values	Impact to Valuation from an Increase to Input

Value Opportunities
Common Stocks:	$0	Estimated recovery value	Probability of asset recovery	$0	Increase
	6,892,269	Market quote (stale)	N/A	$212.58	Increase
	3,931,424	Public company analysis	EBITDA multiple	6.3x - 8.6x	Increase
Total Common Stocks	10,823,693

Corporate Bonds	3,930,420	Market quote (stale)	N/A	$96.65 - $100.00	Increase

Term Loans	3,802,486	Market quote (stale)	N/A	$100.00	Increase
	$18,556,599

Capital Income
Common Stocks:	$152,006	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	9.75% - 11.75%	Decrease
		Public company analysis	EBITDA multiple	6x - 8x	Increase
		Transaction analysis	Guideline transactions	$499 Million - $602 Million	Increase
	0	Estimated recovery value	Probability of asset recovery	$0	Increase
	2,156	Last traded price (stale)	N/A	$1.38	Increase
	57,184	Market quote (stale)	N/A	$212.58	Increase
	355,980	Public company analysis	EBITDA multiple	6.3x - 7.1x	Increase
Total Common Stocks	567,326

Preferred Stocks	69,846	Last traded price (stale)	N/A	$0.74	Increase

Corporate Bonds	85,982	Market quote (stale)	N/A	$96.65 - $100.00	Increase

Term Loans	31,585	Market quote (stale)	N/A	$100.00	Increase
	$754,739

High Yield
Common Stocks:	$12,732,348	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	9.75% - 11.75%	Decrease
		Public company analysis	EBITDA multiple	6x - 8x	Increase
		Transaction analysis	Guideline transactions	$499 Million - $602 Million	Increase
	0	Estimated recovery value	Probability of asset recovery	$$0	Increase
	160,740	Last traded price (stale)	N/A	$$1.38	Increase
	4,696,318	Market quote (stale)	N/A	$$212.58	Increase
	32,969,911	Public company analysis	EBITDA multiple	6.3x - 8.6x	Increase
Total Common Stocks	50,559,317

Preferred Stocks	11,272,351	Last traded price (stale)	N/A	$$0.74	Increase

Corporate Bonds:	0	Estimated recovery value	Probability of asset recovery	$$0	Increase
	1,329,304	Market quote (stale)	N/A	$$96.65 - $100.00	Increase
Total Corporate Bonds	1,329,304

Term Loans	2,590,943	Market quote (stale)	N/A	$$100.00	Increase
	$65,751,915

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Value Opportunities
	Common Stocks		Corporate Bonds	Term Loans	Rights		Total
Balance at June 30, 2017	$2,338,352		$3,570,315	$-	$0		$5,908,667
Purchases	767,999		177,895	-	-		945,894
Sales	(753,332)		(1,196)	-	(0)		(754,528)
Accrued discounts (premiums)	-		176,650	-	-		176,650
Realized gains (losses)	753,332		(13,726)	-	-		739,606
Change in unrealized appreciation (depreciation)	825,073		20,482	-	-		845,555
Transfers into (out) of Level 3	6,892,269	*	-	3,802,486 *	-		10,694,755
Balance at March 31, 2018	$10,823,693		$3,930,420	$3,802,486	$-		$18,556,599

Change in unrealized appreciation (depreciation) for Level 3 assets held at March 31, 2018	$1,923,307		$5,559	$-	$-		$1,928,866

	Capital Income
	Common Stocks		Preferred Stocks	Corporate Bonds	Term Loans		Total
Balance at June 30, 2017	$370,678		$69,846	$78,104	$-		$518,628
Purchases	-		-	3,892	-		3,892
Sales	-		-	(3,172)	-		(3,172)
Accrued discounts (premiums)	-		-	3,864	-		3,864
Realized gains (losses)	-		-	(210,129)	-		(210,129)
Change in unrealized appreciation (depreciation)	139,464		-	213,423	-		352,887
Transfers into (out) of Level 3	57,184	*	-	-	31,585	*	88,769
Balance at March 31, 2018	$567,326		$69,846	$85,982	$31,585		$754,739

Change in unrealized appreciation (depreciation) for Level 3 assets held at March 31, 2018	$149,754		$-	$122	$-		$149,876

	High Yield
	Common Stocks		Preferred Stocks	Corporate Bonds	Term Loans		Total
Balance at June 30, 2017	$31,479,973		$11,272,351	$1,207,514	$-		$43,959,838
Purchases	512,000		-	60,165	-		572,165
Sales	-		-	(247,449)	-		(247,449)
Accrued discounts (premiums)	-		-	60,067	-		60,067
Realized gains (losses)	-		-	(16,652,703)	-		(16,652,703)
Change in unrealized appreciation (depreciation)	13,871,026		-	16,901,710	-		30,772,736
Transfers into (out) of Level 3	4,696,318	*	-	-	2,590,943	*	7,287,261
Balance at March 31, 2018	$50,559,317		$11,272,351	$1,329,304	$2,590,943		$65,751,915

Change in unrealized appreciation (depreciation) for Level 3 assets held at March 31, 2018	$14,030,122		$-	$1,558	$-		$14,031,680

* The transfers were due to lack of observable inputs on March 31, 2018.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $284,930 in the Value Opportunities Fund using market values as of March 31, 2018.  The transfers were due to lack of trading volume on March 31, 2018.  There were transfers from Level 2 to Level 1 of $240,970 in the Capital Income Fund using market values as of March 31, 2018.   The transfers were due to increased trading volume on March 31, 2018.   There were transfers from Level 2 to Level 1 of $41,955,503 in the Mid-Cap Value Fund, $103,664 in the Global Value Fund, $53,482 in the International Value Fund and $3,041,938 in the Value Opportunities Fund using market values as of March 31, 2018.  The transfers were due to securities being fair valued as a result of market movements following the close of local trading at the beginning of the reporting period.  There were no transfers into or out of Level 1 or Level 2 during the nine months ended March 31, 2018 for the Diversified Value Fund, Large Cap Value Fund, Small Cap Value Fund and Small Cap Diversified Value Fund.  Transfers between Levels are recognized at the end of the reporting period.

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At March 31, 2018, the Capital Income Fund and High Yield Fund had outstanding bridge loan commitments of $200,000 and $32,430,000, respectively.  Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2018, the Capital Income Fund and High Yield Fund had outstanding unfunded loan commitments of $27,685 and $2,587,338, respectively.

Item 2. Controls and Procedures.

(a)
The Registrant’s President / Principal Executive Officer and Treasurer / Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hotchkis & Wiley Funds

By (Signature and Title)  /s/ Anna Marie Lopez
Anna Marie Lopez
President / Principal Executive Officer
Date  May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Anna Marie Lopez
Anna Marie Lopez
President / Principal Executive Officer
Date  May 24, 2018

By (Signature and Title)  /s/ James Menvielle
James Menvielle
Treasurer / Principal Financial Officer
Date  May 24, 2018